Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TCW FUNDS INC
Entity Central Index Key	0000892071
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000250374
Shareholder Report [Line Items]
Fund Name	TCW Central Cash Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Central Cash Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 2,727,562,302
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Accountant Change Date	Oct. 31, 2024
C000039809
Shareholder Report [Line Items]
Fund Name	TCW Conservative Allocation Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Conservative Allocation Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
AssetsNet	$ 32,950,692
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	31.00%
Accountant Change Date	Oct. 31, 2024
C000038019
Shareholder Report [Line Items]
Fund Name	TCW Conservative Allocation Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Conservative Allocation Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
AssetsNet	$ 32,950,692
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	31.00%
Accountant Change Date	Oct. 31, 2024
C000017419
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Given the sizeable moves lower in rates in both 4Q23 and 3Q24, the longer-than-Index duration position was the largest contributor to relative returns, while the overweight to front-end maturities provided a further, yet smaller, boost. From a sector allocation perspective, returns benefitted from the overweight to agency MBS (mortgage-backed securities) as lower yields and a steeper curve were especially conducive to performance in the sector, resulting in duration-adjusted outperformance relative to Treasuries and sizeable spread compression from the 190 bps (basis points) levels last October to 150 bps as of this October. In addition to the broad-based contribution from exposure to the agency MBS space, returns were further enhanced by issue selection, including a preference for lower and belly agency MBS coupons that outperformed higher coupons as rates fell and prepayment concerns weighed on the higher coupons. Meanwhile, the underweight to corporate credit produced a drag given the strong performance across industries, bolstered by the seemingly permanent risk-on market sentiment and attendant tightening of credit spreads. However, strong issue selection more than offset the drag from being underweight, led by banking, communications, and consumer non-cyclical names. Finally, the overweight positions in CMBS (commercial MBS) and ABS (asset-backed securities) were additive as yield spreads tightened, with the focus on CLOs (collateralized loan obligations) and single asset single borrower CMBS further supporting relative returns given strong issue-level contributions.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
10/2014	$10,000	$10,000
11/2014	$10,062	$10,071
12/2014	$10,073	$10,080
01/2015	$10,257	$10,292
02/2015	$10,161	$10,195
03/2015	$10,199	$10,242
04/2015	$10,177	$10,206
05/2015	$10,154	$10,181
06/2015	$10,059	$10,070
07/2015	$10,109	$10,140
08/2015	$10,087	$10,125
09/2015	$10,129	$10,194
10/2015	$10,125	$10,196
11/2015	$10,104	$10,169
12/2015	$10,075	$10,136
01/2016	$10,200	$10,275
02/2016	$10,250	$10,348
03/2016	$10,329	$10,443
04/2016	$10,371	$10,483
05/2016	$10,379	$10,486
06/2016	$10,525	$10,674
07/2016	$10,606	$10,742
08/2016	$10,593	$10,729
09/2016	$10,597	$10,723
10/2016	$10,527	$10,641
11/2016	$10,308	$10,389
12/2016	$10,305	$10,404
01/2017	$10,331	$10,425
02/2017	$10,396	$10,495
03/2017	$10,395	$10,489
04/2017	$10,460	$10,570
05/2017	$10,527	$10,651
06/2017	$10,519	$10,641
07/2017	$10,558	$10,686
08/2017	$10,645	$10,782
09/2017	$10,598	$10,731
10/2017	$10,599	$10,737
11/2017	$10,590	$10,723
12/2017	$10,637	$10,773
01/2018	$10,510	$10,649
02/2018	$10,421	$10,548
03/2018	$10,489	$10,615
04/2018	$10,415	$10,536
05/2018	$10,498	$10,612
06/2018	$10,484	$10,598
07/2018	$10,478	$10,601
08/2018	$10,550	$10,669
09/2018	$10,476	$10,600
10/2018	$10,401	$10,517
11/2018	$10,464	$10,580
12/2018	$10,646	$10,774
01/2019	$10,762	$10,888
02/2019	$10,759	$10,882
03/2019	$10,966	$11,091
04/2019	$10,963	$11,094
05/2019	$11,171	$11,291
06/2019	$11,308	$11,432
07/2019	$11,329	$11,458
08/2019	$11,626	$11,755
09/2019	$11,560	$11,692
10/2019	$11,595	$11,727
11/2019	$11,586	$11,721
12/2019	$11,577	$11,713
01/2020	$11,806	$11,938
02/2020	$12,004	$12,153
03/2020	$11,908	$12,082
04/2020	$12,170	$12,297
05/2020	$12,234	$12,354
06/2020	$12,347	$12,432
07/2020	$12,548	$12,617
08/2020	$12,469	$12,515
09/2020	$12,472	$12,509
10/2020	$12,423	$12,453
11/2020	$12,561	$12,575
12/2020	$12,595	$12,592
01/2021	$12,526	$12,502
02/2021	$12,371	$12,321
03/2021	$12,227	$12,168
04/2021	$12,329	$12,264
05/2021	$12,356	$12,304
06/2021	$12,446	$12,390
07/2021	$12,580	$12,529
08/2021	$12,554	$12,505
09/2021	$12,451	$12,397
10/2021	$12,446	$12,393
11/2021	$12,473	$12,430
12/2021	$12,435	$12,398
01/2022	$12,179	$12,131
02/2022	$12,030	$11,996
03/2022	$11,665	$11,662
04/2022	$11,202	$11,220
05/2022	$11,281	$11,292
06/2022	$11,064	$11,115
07/2022	$11,368	$11,387
08/2022	$11,011	$11,065
09/2022	$10,468	$10,587
10/2022	$10,317	$10,450
11/2022	$10,726	$10,834
12/2022	$10,663	$10,785
01/2023	$11,063	$11,117
02/2023	$10,737	$10,829
03/2023	$11,041	$11,105
04/2023	$11,102	$11,172
05/2023	$10,963	$11,050
06/2023	$10,902	$11,011
07/2023	$10,896	$11,003
08/2023	$10,818	$10,933
09/2023	$10,491	$10,655
10/2023	$10,288	$10,487
11/2023	$10,809	$10,962
12/2023	$11,261	$11,381
01/2024	$11,261	$11,350
02/2024	$11,054	$11,190
03/2024	$11,146	$11,293
04/2024	$10,814	$11,008
05/2024	$11,025	$11,194
06/2024	$11,148	$11,300
07/2024	$11,434	$11,564
08/2024	$11,618	$11,731
09/2024	$11,780	$11,888
10/2024	$11,435	$11,593

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	11.15%	-0.28%	1.35%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

AssetsNet	$ 838,704,498
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 3,246,419
InvestmentCompanyPortfolioTurnover	454.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	38.3%
U.S. Treasury Securities	32.5%
Corporate Bonds	16.1%
Short-Term Investments	7.0%
Residential Mortgage-Backed Securities - Non-Agency	6.9%
Asset-Backed Securities	6.5%
Commercial Mortgage-Backed Securities - Non-Agency	3.8%
Municipal Bonds	0.7%
Other Security TypesFootnote Reference*	0.6%
Liabilities in Excess of Other Assets	(12.4%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 4.13%, due 10/31/29	10.0%
U.S. Treasury Notes, 3.88%, due 08/15/34	5.6%
U.S. Treasury Bonds, 4.13%, due 08/15/44	5.5%
U.S. Treasury Bonds, 4.25%, due 08/15/54	4.9%
U.S. Treasury Notes, 4.13%, due 10/31/26	4.5%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/52	1.7%
U.S. Treasury Notes, 3.50%, due 09/30/29	1.5%
Government National Mortgage Association, TBA, 5.00%, due 06/01/54	1.3%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.3%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 11/01/54	1.2%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2024
C000017420
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Given the sizeable moves lower in rates in both 4Q23 and 3Q24, the longer-than-Index duration position was the largest contributor to relative returns, while the overweight to front-end maturities provided a further, yet smaller, boost. From a sector allocation perspective, returns benefitted from the overweight to agency MBS (mortgage-backed securities) as lower yields and a steeper curve were especially conducive to performance in the sector, resulting in duration-adjusted outperformance relative to Treasuries and sizeable spread compression from the 190 bps (basis points) levels last October to 150 bps as of this October. In addition to the broad-based contribution from exposure to the agency MBS space, returns were further enhanced by issue selection, including a preference for lower and belly agency MBS coupons that outperformed higher coupons as rates fell and prepayment concerns weighed on the higher coupons. Meanwhile, the underweight to corporate credit produced a drag given the strong performance across industries, bolstered by the seemingly permanent risk-on market sentiment and attendant tightening of credit spreads. However, strong issue selection more than offset the drag from being underweight, led by banking, communications, and consumer non-cyclical names. Finally, the overweight positions in CMBS (commercial MBS) and ABS (asset-backed securities) were additive as yield spreads tightened, with the focus on CLOs (collateralized loan obligations) and single asset single borrower CMBS further supporting relative returns given strong issue-level contributions.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index
10/2014	$10,000	$10,000
11/2014	$10,060	$10,071
12/2014	$10,077	$10,080
01/2015	$10,259	$10,292
02/2015	$10,161	$10,195
03/2015	$10,197	$10,242
04/2015	$10,172	$10,206
05/2015	$10,139	$10,181
06/2015	$10,051	$10,070
07/2015	$10,089	$10,140
08/2015	$10,066	$10,125
09/2015	$10,105	$10,194
10/2015	$10,100	$10,196
11/2015	$10,076	$10,169
12/2015	$10,046	$10,136
01/2016	$10,168	$10,275
02/2016	$10,217	$10,348
03/2016	$10,294	$10,443
04/2016	$10,325	$10,483
05/2016	$10,331	$10,486
06/2016	$10,484	$10,674
07/2016	$10,554	$10,742
08/2016	$10,539	$10,729
09/2016	$10,542	$10,723
10/2016	$10,470	$10,641
11/2016	$10,249	$10,389
12/2016	$10,244	$10,404
01/2017	$10,268	$10,425
02/2017	$10,330	$10,495
03/2017	$10,326	$10,489
04/2017	$10,398	$10,570
05/2017	$10,463	$10,651
06/2017	$10,443	$10,641
07/2017	$10,479	$10,686
08/2017	$10,564	$10,782
09/2017	$10,514	$10,731
10/2017	$10,513	$10,737
11/2017	$10,502	$10,723
12/2017	$10,547	$10,773
01/2018	$10,427	$10,649
02/2018	$10,328	$10,548
03/2018	$10,394	$10,615
04/2018	$10,318	$10,536
05/2018	$10,399	$10,612
06/2018	$10,382	$10,598
07/2018	$10,374	$10,601
08/2018	$10,445	$10,669
09/2018	$10,368	$10,600
10/2018	$10,292	$10,517
11/2018	$10,353	$10,580
12/2018	$10,532	$10,774
01/2019	$10,645	$10,888
02/2019	$10,640	$10,882
03/2019	$10,843	$11,091
04/2019	$10,838	$11,094
05/2019	$11,042	$11,291
06/2019	$11,177	$11,432
07/2019	$11,195	$11,458
08/2019	$11,487	$11,755
09/2019	$11,420	$11,692
10/2019	$11,452	$11,727
11/2019	$11,441	$11,721
12/2019	$11,430	$11,713
01/2020	$11,655	$11,938
02/2020	$11,849	$12,153
03/2020	$11,750	$12,082
04/2020	$12,007	$12,297
05/2020	$12,068	$12,354
06/2020	$12,178	$12,432
07/2020	$12,375	$12,617
08/2020	$12,294	$12,515
09/2020	$12,295	$12,509
10/2020	$12,245	$12,453
11/2020	$12,389	$12,575
12/2020	$12,410	$12,592
01/2021	$12,340	$12,502
02/2021	$12,186	$12,321
03/2021	$12,052	$12,168
04/2021	$12,151	$12,264
05/2021	$12,175	$12,304
06/2021	$12,252	$12,390
07/2021	$12,383	$12,529
08/2021	$12,354	$12,505
09/2021	$12,262	$12,397
10/2021	$12,244	$12,393
11/2021	$12,269	$12,430
12/2021	$12,230	$12,398
01/2022	$11,986	$12,131
02/2022	$11,838	$11,996
03/2022	$11,476	$11,662
04/2022	$11,018	$11,220
05/2022	$11,093	$11,292
06/2022	$10,878	$11,115
07/2022	$11,176	$11,387
08/2022	$10,823	$11,065
09/2022	$10,297	$10,587
10/2022	$10,136	$10,450
11/2022	$10,548	$10,834
12/2022	$10,484	$10,785
01/2023	$10,865	$11,117
02/2023	$10,543	$10,829
03/2023	$10,841	$11,105
04/2023	$10,900	$11,172
05/2023	$10,762	$11,050
06/2023	$10,689	$11,011
07/2023	$10,682	$11,003
08/2023	$10,603	$10,933
09/2023	$10,292	$10,655
10/2023	$10,080	$10,487
11/2023	$10,602	$10,962
12/2023	$11,044	$11,381
01/2024	$11,031	$11,350
02/2024	$10,838	$11,190
03/2024	$10,927	$11,293
04/2024	$10,599	$11,008
05/2024	$10,794	$11,194
06/2024	$10,924	$11,300
07/2024	$11,204	$11,564
08/2024	$11,383	$11,731
09/2024	$11,541	$11,888
10/2024	$11,200	$11,593

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class N	11.12%	-0.44%	1.14%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

AssetsNet	$ 838,704,498
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 3,246,419
InvestmentCompanyPortfolioTurnover	454.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	38.3%
U.S. Treasury Securities	32.5%
Corporate Bonds	16.1%
Short-Term Investments	7.0%
Residential Mortgage-Backed Securities - Non-Agency	6.9%
Asset-Backed Securities	6.5%
Commercial Mortgage-Backed Securities - Non-Agency	3.8%
Municipal Bonds	0.7%
Other Security TypesFootnote Reference*	0.6%
Liabilities in Excess of Other Assets	(12.4%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 4.13%, due 10/31/29	10.0%
U.S. Treasury Notes, 3.88%, due 08/15/34	5.6%
U.S. Treasury Bonds, 4.13%, due 08/15/44	5.5%
U.S. Treasury Bonds, 4.25%, due 08/15/54	4.9%
U.S. Treasury Notes, 4.13%, due 10/31/26	4.5%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/52	1.7%
U.S. Treasury Notes, 3.50%, due 09/30/29	1.5%
Government National Mortgage Association, TBA, 5.00%, due 06/01/54	1.3%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.3%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 11/01/54	1.2%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2024
C000218395
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class P	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Given the sizeable moves lower in rates in both 4Q23 and 3Q24, the longer-than-Index duration position was the largest contributor to relative returns, while the overweight to front-end maturities provided a further, yet smaller, boost. From a sector allocation perspective, returns benefitted from the overweight to agency MBS (mortgage-backed securities) as lower yields and a steeper curve were especially conducive to performance in the sector, resulting in duration-adjusted outperformance relative to Treasuries and sizeable spread compression from the 190 bps (basis points) levels last October to 150 bps as of this October. In addition to the broad-based contribution from exposure to the agency MBS space, returns were further enhanced by issue selection, including a preference for lower and belly agency MBS coupons that outperformed higher coupons as rates fell and prepayment concerns weighed on the higher coupons. Meanwhile, the underweight to corporate credit produced a drag given the strong performance across industries, bolstered by the seemingly permanent risk-on market sentiment and attendant tightening of credit spreads. However, strong issue selection more than offset the drag from being underweight, led by banking, communications, and consumer non-cyclical names. Finally, the overweight positions in CMBS (commercial MBS) and ABS (asset-backed securities) were additive as yield spreads tightened, with the focus on CLOs (collateralized loan obligations) and single asset single borrower CMBS further supporting relative returns given strong issue-level contributions.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Aggregate Bond Index
02/2020	$10,000	$10,000
03/2020	$9,932	$9,941
04/2020	$10,133	$10,118
05/2020	$10,195	$10,165
06/2020	$10,307	$10,229
07/2020	$10,475	$10,382
08/2020	$10,426	$10,298
09/2020	$10,429	$10,292
10/2020	$10,398	$10,246
11/2020	$10,504	$10,347
12/2020	$10,524	$10,361
01/2021	$10,458	$10,287
02/2021	$10,331	$10,138
03/2021	$10,221	$10,012
04/2021	$10,305	$10,091
05/2021	$10,328	$10,124
06/2021	$10,395	$10,195
07/2021	$10,507	$10,309
08/2021	$10,485	$10,289
09/2021	$10,410	$10,200
10/2021	$10,397	$10,197
11/2021	$10,420	$10,228
12/2021	$10,389	$10,201
01/2022	$10,176	$9,982
02/2022	$10,062	$9,870
03/2022	$9,750	$9,596
04/2022	$9,365	$9,232
05/2022	$9,431	$9,291
06/2022	$9,251	$9,146
07/2022	$9,505	$9,369
08/2022	$9,208	$9,104
09/2022	$8,756	$8,711
10/2022	$8,622	$8,598
11/2022	$8,972	$8,914
12/2022	$8,920	$8,874
01/2023	$9,253	$9,147
02/2023	$8,982	$8,911
03/2023	$9,236	$9,137
04/2023	$9,288	$9,192
05/2023	$9,181	$9,092
06/2023	$9,122	$9,060
07/2023	$9,117	$9,054
08/2023	$9,052	$8,996
09/2023	$8,781	$8,767
10/2023	$8,613	$8,629
11/2023	$9,047	$9,020
12/2023	$9,433	$9,365
01/2024	$9,424	$9,339
02/2024	$9,253	$9,207
03/2024	$9,330	$9,292
04/2024	$9,054	$9,057
05/2024	$9,231	$9,211
06/2024	$9,333	$9,298
07/2024	$9,572	$9,515
08/2024	$9,726	$9,652
09/2024	$9,871	$9,781
10/2024	$9,574	$9,539

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 2/28/20
Class P	11.17%	-0.93%
Bloomberg U.S. Aggregate Bond Index	10.55%	-1.00%

Performance Inception Date	Feb. 28, 2020
AssetsNet	$ 838,704,498
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 3,246,419
InvestmentCompanyPortfolioTurnover	454.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	38.3%
U.S. Treasury Securities	32.5%
Corporate Bonds	16.1%
Short-Term Investments	7.0%
Residential Mortgage-Backed Securities - Non-Agency	6.9%
Asset-Backed Securities	6.5%
Commercial Mortgage-Backed Securities - Non-Agency	3.8%
Municipal Bonds	0.7%
Other Security TypesFootnote Reference*	0.6%
Liabilities in Excess of Other Assets	(12.4%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 4.13%, due 10/31/29	10.0%
U.S. Treasury Notes, 3.88%, due 08/15/34	5.6%
U.S. Treasury Bonds, 4.13%, due 08/15/44	5.5%
U.S. Treasury Bonds, 4.25%, due 08/15/54	4.9%
U.S. Treasury Notes, 4.13%, due 10/31/26	4.5%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/52	1.7%
U.S. Treasury Notes, 3.50%, due 09/30/29	1.5%
Government National Mortgage Association, TBA, 5.00%, due 06/01/54	1.3%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.3%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 11/01/54	1.2%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2024
C000017426
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Income Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Emerging Markets Income Fund (the “Fund”) returned 19.27% net of fees on its Class I shares. Performance of the Fund’s classes varies because of differing expenses. The Fund’s benchmark, the JPMorgan EMBI Global Diversified Index (“EMBI”), returned 18.16% over the same period.  Relative outperformance for the one-year period was driven by security selection as well as overweight positioning to high yield. From a country perspective, the portfolio’s exposure to Egypt, Ukraine, Pakistan, Brazil and Turkey were among the larger drivers of relative outperformance.  Emerging Markets (EM) benefited from factors including a more benign macro environment, fundamental improvement and attractive valuations. We remain constructive on EM as most countries continue to gradually adjust towards long-term potential growth and inflation targets. While China’s growth has slowed, other large economies like India or Brazil continue to exhibit higher-than-expected levels of economic activity. Recently announced China stimulus should help to contain its deceleration. EM financial resilience has increased since the 2013 taper tantrum, with many major EM countries establishing a track record of more prudent macro policies. Moreover, current account balances, a major source of EM vulnerability in earlier periods of stress, have turned positive.  It remains early to assess the macroeconomic impact of potential policy measures to be adopted by the new U.S. administration, but campaign proposals suggest higher import tariffs, a crackdown on illegal immigration, a reduction of some taxes, and increases on defense spending, as well as economic de-regulation. We anticipate winners and losers, and the sequencing of the policy rollouts will matter. As such, differentiation remains key.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I	JPMorgan EMBI Global Diversified Index
10/2014	$10,000	$10,000
11/2014	$9,866	$10,009
12/2014	$9,485	$9,777
01/2015	$9,397	$9,868
02/2015	$9,474	$9,952
03/2015	$9,456	$9,974
04/2015	$9,641	$10,137
05/2015	$9,599	$10,098
06/2015	$9,436	$9,940
07/2015	$9,454	$9,989
08/2015	$9,339	$9,899
09/2015	$9,181	$9,771
10/2015	$9,425	$10,039
11/2015	$9,413	$10,033
12/2015	$9,250	$9,893
01/2016	$9,176	$9,875
02/2016	$9,338	$10,063
03/2016	$9,675	$10,392
04/2016	$9,938	$10,576
05/2016	$9,942	$10,557
06/2016	$10,312	$10,913
07/2016	$10,512	$11,110
08/2016	$10,752	$11,308
09/2016	$10,839	$11,354
10/2016	$10,772	$11,213
11/2016	$10,371	$10,754
12/2016	$10,566	$10,897
01/2017	$10,757	$11,055
02/2017	$11,013	$11,276
03/2017	$11,061	$11,319
04/2017	$11,254	$11,487
05/2017	$11,288	$11,589
06/2017	$11,230	$11,572
07/2017	$11,372	$11,669
08/2017	$11,596	$11,876
09/2017	$11,619	$11,877
10/2017	$11,628	$11,921
11/2017	$11,645	$11,927
12/2017	$11,771	$12,015
01/2018	$11,846	$12,010
02/2018	$11,630	$11,771
03/2018	$11,618	$11,805
04/2018	$11,465	$11,634
05/2018	$11,264	$11,524
06/2018	$11,072	$11,387
07/2018	$11,398	$11,678
08/2018	$11,075	$11,476
09/2018	$11,318	$11,649
10/2018	$11,065	$11,398
11/2018	$10,939	$11,350
12/2018	$11,045	$11,503
01/2019	$11,621	$12,011
02/2019	$11,771	$12,130
03/2019	$11,893	$12,303
04/2019	$11,945	$12,333
05/2019	$11,880	$12,384
06/2019	$12,390	$12,804
07/2019	$12,548	$12,960
08/2019	$12,439	$13,057
09/2019	$12,419	$12,997
10/2019	$12,518	$13,034
11/2019	$12,414	$12,972
12/2019	$12,794	$13,233
01/2020	$12,979	$13,434
02/2020	$12,724	$13,304
03/2020	$10,334	$11,462
04/2020	$10,662	$11,719
05/2020	$11,468	$12,430
06/2020	$12,002	$12,867
07/2020	$12,548	$13,345
08/2020	$12,697	$13,414
09/2020	$12,416	$13,165
10/2020	$12,432	$13,161
11/2020	$13,111	$13,669
12/2020	$13,450	$13,929
01/2021	$13,284	$13,777
02/2021	$12,987	$13,426
03/2021	$12,783	$13,296
04/2021	$13,091	$13,591
05/2021	$13,223	$13,735
06/2021	$13,275	$13,836
07/2021	$13,277	$13,894
08/2021	$13,408	$14,030
09/2021	$13,001	$13,739
10/2021	$12,935	$13,742
11/2021	$12,538	$13,490
12/2021	$12,768	$13,678
01/2022	$12,433	$13,289
02/2022	$11,797	$12,419
03/2022	$11,824	$12,308
04/2022	$11,129	$11,620
05/2022	$11,153	$11,623
06/2022	$10,353	$10,900
07/2022	$10,685	$11,216
08/2022	$10,559	$11,110
09/2022	$9,747	$10,403
10/2022	$9,770	$10,418
11/2022	$10,520	$11,209
12/2022	$10,529	$11,246
01/2023	$10,927	$11,602
02/2023	$10,679	$11,346
03/2023	$10,745	$11,455
04/2023	$10,812	$11,516
05/2023	$10,684	$11,450
06/2023	$10,929	$11,706
07/2023	$11,176	$11,930
08/2023	$10,957	$11,750
09/2023	$10,700	$11,444
10/2023	$10,622	$11,289
11/2023	$11,237	$11,929
12/2023	$11,802	$12,493
01/2024	$11,672	$12,366
02/2024	$11,800	$12,487
03/2024	$12,077	$12,748
04/2024	$11,871	$12,483
05/2024	$12,095	$12,708
06/2024	$12,132	$12,786
07/2024	$12,377	$13,025
08/2024	$12,624	$13,327
09/2024	$12,912	$13,573
10/2024	$12,669	$13,340

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	19.27%	0.24%	2.39%
JPMorgan EMBI Global Diversified Index	18.16%	0.47%	2.92%

AssetsNet	$ 3,505,272,750
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 26,231,860
InvestmentCompanyPortfolioTurnover	106.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Government	69.2%
Energy	10.7%
Basic Materials	6.4%
Utilities	5.7%
Financial	4.9%
Consumer Discretionary	1.3%
Short-Term Investments	0.8%
Consumer Staples	0.3%
OtherFootnote Reference*	0.2%
Other Assets in Excess of Liabilities	0.5%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Ukraine Government International Bonds, 0.00%, due 08/01/41	2.0%
Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Oman Government International Bonds, 6.25%, due 01/25/31	1.2%
Israel Government International Bonds, 5.50%, due 03/12/34	1.2%
Argentina Republic Government International Bonds, 0.75%, due 07/09/30	1.1%
Republic of Poland Government International Bonds, 4.88%, due 10/04/33	1.1%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.1%
Oman Government International Bonds, 6.00%, due 08/01/29	1.0%
Corp. Nacional del Cobre de Chile, 6.30%, due 09/08/53	1.0%
Istanbul Metropolitan Municipality, 10.50%, due 12/06/28	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2024
C000017427
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Income Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Emerging Markets Income Fund (the “Fund”) returned 19.33% net of fees on its Class N shares. Performance of the Fund’s classes varies because of differing expenses. The Fund’s benchmark, the JPMorgan EMBI Global Diversified Index (“EMBI”), returned 18.16% over the same period.  Relative outperformance for the one-year period was driven by security selection as well as overweight positioning to high yield. From a country perspective, the portfolio’s exposure to Egypt, Ukraine, Pakistan, Brazil and Turkey were among the larger drivers of relative outperformance.  Emerging Markets (EM) benefited from factors including a more benign macro environment, fundamental improvement and attractive valuations. We remain constructive on EM as most countries continue to gradually adjust towards long-term potential growth and inflation targets. While China’s growth has slowed, other large economies like India or Brazil continue to exhibit higher-than-expected levels of economic activity. Recently announced China stimulus should help to contain its deceleration. EM financial resilience has increased since the 2013 taper tantrum, with many major EM countries establishing a track record of more prudent macro policies. Moreover, current account balances, a major source of EM vulnerability in earlier periods of stress, have turned positive.  It remains early to assess the macroeconomic impact of potential policy measures to be adopted by the new U.S. administration, but campaign proposals suggest higher import tariffs, a crackdown on illegal immigration, a reduction of some taxes, and increases on defense spending, as well as economic de-regulation. We anticipate winners and losers, and the sequencing of the policy rollouts will matter. As such, differentiation remains key.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class N	JPMorgan EMBI Global Diversified Index
10/2014	$10,000	$10,000
11/2014	$9,867	$10,009
12/2014	$9,487	$9,777
01/2015	$9,389	$9,868
02/2015	$9,465	$9,952
03/2015	$9,449	$9,974
04/2015	$9,636	$10,137
05/2015	$9,592	$10,098
06/2015	$9,417	$9,940
07/2015	$9,438	$9,989
08/2015	$9,318	$9,899
09/2015	$9,158	$9,771
10/2015	$9,404	$10,039
11/2015	$9,385	$10,033
12/2015	$9,218	$9,893
01/2016	$9,147	$9,875
02/2016	$9,307	$10,063
03/2016	$9,642	$10,392
04/2016	$9,900	$10,576
05/2016	$9,900	$10,557
06/2016	$10,271	$10,913
07/2016	$10,464	$11,110
08/2016	$10,697	$11,308
09/2016	$10,782	$11,354
10/2016	$10,719	$11,213
11/2016	$10,309	$10,754
12/2016	$10,508	$10,897
01/2017	$10,684	$11,055
02/2017	$10,941	$11,276
03/2017	$10,987	$11,319
04/2017	$11,176	$11,487
05/2017	$11,211	$11,589
06/2017	$11,155	$11,572
07/2017	$11,284	$11,669
08/2017	$11,508	$11,876
09/2017	$11,524	$11,877
10/2017	$11,541	$11,921
11/2017	$11,553	$11,927
12/2017	$11,677	$12,015
01/2018	$11,743	$12,010
02/2018	$11,532	$11,771
03/2018	$11,508	$11,805
04/2018	$11,355	$11,634
05/2018	$11,163	$11,524
06/2018	$10,966	$11,387
07/2018	$11,286	$11,678
08/2018	$10,967	$11,476
09/2018	$11,212	$11,649
10/2018	$10,945	$11,398
11/2018	$10,831	$11,350
12/2018	$10,931	$11,503
01/2019	$11,492	$12,011
02/2019	$11,648	$12,130
03/2019	$11,750	$12,303
04/2019	$11,799	$12,333
05/2019	$11,747	$12,384
06/2019	$12,238	$12,804
07/2019	$12,403	$12,960
08/2019	$12,283	$13,057
09/2019	$12,266	$12,997
10/2019	$12,351	$13,034
11/2019	$12,257	$12,972
12/2019	$12,626	$13,233
01/2020	$12,810	$13,434
02/2020	$12,553	$13,304
03/2020	$10,202	$11,462
04/2020	$10,518	$11,719
05/2020	$11,318	$12,430
06/2020	$11,839	$12,867
07/2020	$12,381	$13,345
08/2020	$12,525	$13,414
09/2020	$12,246	$13,165
10/2020	$12,266	$13,161
11/2020	$12,938	$13,669
12/2020	$13,268	$13,929
01/2021	$13,104	$13,777
02/2021	$12,802	$13,426
03/2021	$12,607	$13,296
04/2021	$12,914	$13,591
05/2021	$13,037	$13,735
06/2021	$13,088	$13,836
07/2021	$13,086	$13,894
08/2021	$13,221	$14,030
09/2021	$12,819	$13,739
10/2021	$12,753	$13,742
11/2021	$12,359	$13,490
12/2021	$12,594	$13,678
01/2022	$12,247	$13,289
02/2022	$11,630	$12,419
03/2022	$11,646	$12,308
04/2022	$10,958	$11,620
05/2022	$10,984	$11,623
06/2022	$10,202	$10,900
07/2022	$10,528	$11,216
08/2022	$10,389	$11,110
09/2022	$9,595	$10,403
10/2022	$9,620	$10,418
11/2022	$10,345	$11,209
12/2022	$10,361	$11,246
01/2023	$10,755	$11,602
02/2023	$10,522	$11,346
03/2023	$10,569	$11,455
04/2023	$10,643	$11,516
05/2023	$10,515	$11,450
06/2023	$10,753	$11,706
07/2023	$10,993	$11,930
08/2023	$10,781	$11,750
09/2023	$10,527	$11,444
10/2023	$10,436	$11,289
11/2023	$11,039	$11,929
12/2023	$11,606	$12,493
01/2024	$11,476	$12,366
02/2024	$11,612	$12,487
03/2024	$11,877	$12,748
04/2024	$11,674	$12,483
05/2024	$11,884	$12,708
06/2024	$11,924	$12,786
07/2024	$12,165	$13,025
08/2024	$12,408	$13,327
09/2024	$12,683	$13,573
10/2024	$12,453	$13,340

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class N	19.33%	0.16%	2.22%
JPMorgan EMBI Global Diversified Index	18.16%	0.47%	2.92%

AssetsNet	$ 3,505,272,750
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 26,231,860
InvestmentCompanyPortfolioTurnover	106.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Government	69.2%
Energy	10.7%
Basic Materials	6.4%
Utilities	5.7%
Financial	4.9%
Consumer Discretionary	1.3%
Short-Term Investments	0.8%
Consumer Staples	0.3%
OtherFootnote Reference*	0.2%
Other Assets in Excess of Liabilities	0.5%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Ukraine Government International Bonds, 0.00%, due 08/01/41	2.0%
Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Oman Government International Bonds, 6.25%, due 01/25/31	1.2%
Israel Government International Bonds, 5.50%, due 03/12/34	1.2%
Argentina Republic Government International Bonds, 0.75%, due 07/09/30	1.1%
Republic of Poland Government International Bonds, 4.88%, due 10/04/33	1.1%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.1%
Oman Government International Bonds, 6.00%, due 08/01/29	1.0%
Corp. Nacional del Cobre de Chile, 6.30%, due 09/08/53	1.0%
Istanbul Metropolitan Municipality, 10.50%, due 12/06/28	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2024
C000218396
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Income Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class P	$85	0.77%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Emerging Markets Income Fund (the “Fund”) returned 19.57% net of fees on its Class P shares. Performance of the Fund’s classes varies because of differing expenses. The Fund’s benchmark, the JPMorgan EMBI Global Diversified Index (“EMBI”), returned 18.16% over the same period.  Relative outperformance for the one-year period was driven by security selection as well as overweight positioning to high yield. From a country perspective, the portfolio’s exposure to Egypt, Ukraine, Pakistan, Brazil and Turkey were among the larger drivers of relative outperformance.  Emerging Markets (EM) benefited from factors including a more benign macro environment, fundamental improvement and attractive valuations. We remain constructive on EM as most countries continue to gradually adjust towards long-term potential growth and inflation targets. While China’s growth has slowed, other large economies like India or Brazil continue to exhibit higher-than-expected levels of economic activity. Recently announced China stimulus should help to contain its deceleration. EM financial resilience has increased since the 2013 taper tantrum, with many major EM countries establishing a track record of more prudent macro policies. Moreover, current account balances, a major source of EM vulnerability in earlier periods of stress, have turned positive.  It remains early to assess the macroeconomic impact of potential policy measures to be adopted by the new U.S. administration, but campaign proposals suggest higher import tariffs, a crackdown on illegal immigration, a reduction of some taxes, and increases on defense spending, as well as economic de-regulation. We anticipate winners and losers, and the sequencing of the policy rollouts will matter. As such, differentiation remains key.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class P	JPMorgan EMBI Global Diversified Index
02/2020	$10,000	$10,000
03/2020	$8,129	$8,615
04/2020	$8,363	$8,809
05/2020	$8,995	$9,343
06/2020	$9,401	$9,672
07/2020	$9,818	$10,031
08/2020	$9,935	$10,082
09/2020	$9,716	$9,895
10/2020	$9,741	$9,892
11/2020	$10,261	$10,274
12/2020	$10,528	$10,469
01/2021	$10,398	$10,355
02/2021	$10,166	$10,091
03/2021	$10,007	$9,994
04/2021	$10,261	$10,215
05/2021	$10,353	$10,324
06/2021	$10,395	$10,399
07/2021	$10,396	$10,443
08/2021	$10,513	$10,545
09/2021	$10,194	$10,327
10/2021	$10,143	$10,329
11/2021	$9,833	$10,139
12/2021	$10,013	$10,281
01/2022	$9,739	$9,989
02/2022	$9,253	$9,335
03/2022	$9,275	$9,251
04/2022	$8,717	$8,734
05/2022	$8,750	$8,736
06/2022	$8,110	$8,193
07/2022	$8,384	$8,430
08/2022	$8,272	$8,350
09/2022	$7,635	$7,819
10/2022	$7,667	$7,831
11/2022	$8,242	$8,425
12/2022	$8,264	$8,453
01/2023	$8,577	$8,721
02/2023	$8,383	$8,528
03/2023	$8,421	$8,610
04/2023	$8,488	$8,656
05/2023	$8,388	$8,606
06/2023	$8,582	$8,798
07/2023	$8,762	$8,967
08/2023	$8,605	$8,832
09/2023	$8,404	$8,602
10/2023	$8,328	$8,485
11/2023	$8,812	$8,966
12/2023	$9,257	$9,390
01/2024	$9,155	$9,294
02/2024	$9,270	$9,385
03/2024	$9,489	$9,581
04/2024	$9,327	$9,383
05/2024	$9,489	$9,552
06/2024	$9,518	$9,610
07/2024	$9,711	$9,790
08/2024	$9,921	$10,017
09/2024	$10,133	$10,202
10/2024	$9,958	$10,027

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 2/28/20
Class P	19.57%	-0.09%
JPMorgan EMBI Global Diversified Index	18.16%	-0.06%

Performance Inception Date	Feb. 28, 2020
AssetsNet	$ 3,505,272,750
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 26,231,860
InvestmentCompanyPortfolioTurnover	106.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Government	69.2%
Energy	10.7%
Basic Materials	6.4%
Utilities	5.7%
Financial	4.9%
Consumer Discretionary	1.3%
Short-Term Investments	0.8%
Consumer Staples	0.3%
OtherFootnote Reference*	0.2%
Other Assets in Excess of Liabilities	0.5%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Ukraine Government International Bonds, 0.00%, due 08/01/41	2.0%
Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Oman Government International Bonds, 6.25%, due 01/25/31	1.2%
Israel Government International Bonds, 5.50%, due 03/12/34	1.2%
Argentina Republic Government International Bonds, 0.75%, due 07/09/30	1.1%
Republic of Poland Government International Bonds, 4.88%, due 10/04/33	1.1%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.1%
Oman Government International Bonds, 6.00%, due 08/01/29	1.0%
Corp. Nacional del Cobre de Chile, 6.30%, due 09/08/53	1.0%
Istanbul Metropolitan Municipality, 10.50%, due 12/06/28	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2024
C000094780
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Local Currency Income Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Emerging Markets Local Currency Income Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
AssetsNet	$ 57,855,784
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 254,044
InvestmentCompanyPortfolioTurnover	116.00%
Accountant Change Date	Oct. 31, 2024
C000094781
Shareholder Report [Line Items]
Fund Name	TCW Emerging Markets Local Currency Income Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Emerging Markets Local Currency Income Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
AssetsNet	$ 57,855,784
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 254,044
InvestmentCompanyPortfolioTurnover	116.00%
Accountant Change Date	Oct. 31, 2024
C000105877
Shareholder Report [Line Items]
Fund Name	TCW Global Bond Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Global Bond Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Notwithstanding the sell-off in October 2024 on stronger-than-expected economic data and increased odds of a Republican sweep in the November U.S. Presidential election, global interest rates moved lower over the period. This decline in yields benefitted duration and curve positioning, particularly in 3Q24, with the biggest contributions coming from the relative overweight to U.S. duration and emphasis on policy-sensitive front-end yields, with smaller contributions from overweight positions in New Zealand and the Eurozone. Meanwhile, the duration underweight in Japan further contributed as yields increased over the past year with the Bank of Japan ending yield curve control and exiting negative interest rate policy in March 2024. Currency positioning was impacted by recent moves as the U.S. dollar, an underweight in the Fund, rallied against global currencies in October. As such, overweight positions in select emerging market currencies like the South Korean won and Brazilian real, and an overweight to Japanese yen resulted in a small drag. Turning to sector positioning, securitized assets contributed, particularly the overweight to residential MBS (mortgage-backed securities) and issue selection within the sector, including favorable agency MBS coupon selection in the Fund and the allocation to non-agency MBS, not held in the index. Elsewhere in securitized, CMBS (commercial MBS) backed by single asset single borrower deals held in the Fund outpaced Index conduit deals, while ABS (asset-backed securities) issues outperformed due to the emphasis on CLOs (collateralized loan obligations). Meanwhile, the underweight to developed market corporate credit was a small drag given continued strong returns across the corporate sector, though the Fund capitalized on the positive tone by continuing to trim risk in favor of more defensive and liquid positioning.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I	Bloomberg Global Aggregate Bond Index
10/2014	$10,000	$10,000
11/2014	$9,976	$9,963
12/2014	$9,909	$9,895
01/2015	$9,870	$9,879
02/2015	$9,830	$9,799
03/2015	$9,752	$9,705
04/2015	$9,840	$9,808
05/2015	$9,702	$9,633
06/2015	$9,643	$9,590
07/2015	$9,653	$9,612
08/2015	$9,663	$9,623
09/2015	$9,712	$9,672
10/2015	$9,704	$9,693
11/2015	$9,577	$9,532
12/2015	$9,609	$9,583
01/2016	$9,689	$9,666
02/2016	$9,829	$9,881
03/2016	$10,023	$10,148
04/2016	$10,105	$10,283
05/2016	$10,016	$10,145
06/2016	$10,223	$10,441
07/2016	$10,297	$10,520
08/2016	$10,266	$10,469
09/2016	$10,317	$10,527
10/2016	$10,095	$10,234
11/2016	$9,771	$9,828
12/2016	$9,747	$9,783
01/2017	$9,809	$9,893
02/2017	$9,850	$9,940
03/2017	$9,858	$9,955
04/2017	$9,962	$10,067
05/2017	$10,102	$10,223
06/2017	$10,110	$10,214
07/2017	$10,229	$10,386
08/2017	$10,328	$10,489
09/2017	$10,250	$10,394
10/2017	$10,203	$10,355
11/2017	$10,292	$10,470
12/2017	$10,334	$10,506
01/2018	$10,418	$10,631
02/2018	$10,302	$10,537
03/2018	$10,408	$10,649
04/2018	$10,250	$10,479
05/2018	$10,176	$10,399
06/2018	$10,123	$10,353
07/2018	$10,113	$10,336
08/2018	$10,102	$10,346
09/2018	$10,060	$10,257
10/2018	$9,944	$10,143
11/2018	$9,976	$10,174
12/2018	$10,152	$10,380
01/2019	$10,354	$10,538
02/2019	$10,301	$10,477
03/2019	$10,433	$10,609
04/2019	$10,428	$10,577
05/2019	$10,561	$10,720
06/2019	$10,845	$10,958
07/2019	$10,781	$10,928
08/2019	$10,984	$11,150
09/2019	$10,887	$11,036
10/2019	$10,980	$11,110
11/2019	$10,895	$11,026
12/2019	$11,000	$11,090
01/2020	$11,144	$11,232
02/2020	$11,210	$11,307
03/2020	$10,813	$11,054
04/2020	$11,088	$11,271
05/2020	$11,243	$11,320
06/2020	$11,419	$11,421
07/2020	$11,839	$11,785
08/2020	$11,872	$11,767
09/2020	$11,816	$11,725
10/2020	$11,858	$11,736
11/2020	$12,167	$11,949
12/2020	$12,351	$12,110
01/2021	$12,256	$12,003
02/2021	$12,036	$11,797
03/2021	$11,802	$11,570
04/2021	$12,005	$11,716
05/2021	$12,105	$11,826
06/2021	$12,020	$11,722
07/2021	$12,143	$11,878
08/2021	$12,114	$11,828
09/2021	$11,912	$11,618
10/2021	$11,837	$11,590
11/2021	$11,739	$11,556
12/2021	$11,769	$11,540
01/2022	$11,540	$11,303
02/2022	$11,368	$11,169
03/2022	$11,045	$10,829
04/2022	$10,417	$10,236
05/2022	$10,421	$10,264
06/2022	$9,990	$9,934
07/2022	$10,253	$10,145
08/2022	$9,857	$9,745
09/2022	$9,259	$9,244
10/2022	$9,180	$9,181
11/2022	$9,717	$9,613
12/2022	$9,757	$9,665
01/2023	$10,153	$9,982
02/2023	$9,743	$9,650
03/2023	$10,095	$9,955
04/2023	$10,137	$9,999
05/2023	$9,909	$9,804
06/2023	$9,897	$9,803
07/2023	$9,993	$9,871
08/2023	$9,848	$9,736
09/2023	$9,525	$9,452
10/2023	$9,384	$9,339
11/2023	$9,955	$9,809
12/2023	$10,440	$10,217
01/2024	$10,305	$10,076
02/2024	$10,131	$9,950
03/2024	$10,193	$10,004
04/2024	$9,870	$9,752
05/2024	$10,020	$9,880
06/2024	$10,057	$9,894
07/2024	$10,395	$10,167
08/2024	$10,684	$10,408
09/2024	$10,911	$10,585
10/2024	$10,419	$10,230

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	11.03%	-1.04%	0.41%
Bloomberg Global Aggregate Bond Index	9.54%	-1.64%	0.23%

AssetsNet	$ 19,557,106
Holdings Count | Holding	345
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	267.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Foreign Government Bonds	48.8%
Residential Mortgage-Backed Securities - Agency	22.3%
Corporate Bonds	15.9%
Residential Mortgage-Backed Securities - Non-Agency	8.4%
Asset-Backed Securities	7.3%
Commercial Mortgage-Backed Securities - Non-Agency	5.1%
Short-Term Investments	2.2%
U.S. Treasury Securities	1.7%
Other Security TypesFootnote Reference*	1.4%
Liabilities in Excess of Other Assets	(13.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.K. Gilts, 1.63%, due 10/22/28	5.5%
U.K. Gilts, 3.50%, due 10/22/25	4.6%
New Zealand Government Bonds, 4.50%, due 04/15/27	2.6%
New Zealand Government Bonds, 0.50%, due 05/15/26	2.3%
China Government Bonds, 3.13%, due 11/21/29	2.2%
French Republic Government Bonds OAT, 1.00%, due 05/25/27	2.1%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 04/01/54	1.8%
U.K. Gilts, 4.13%, due 07/22/29	1.8%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 01/01/52	1.6%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 04/01/52	1.5%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2024
C000105878
Shareholder Report [Line Items]
Fund Name	TCW Global Bond Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Global Bond Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Notwithstanding the sell-off in October 2024 on stronger-than-expected economic data and increased odds of a Republican sweep in the November U.S. Presidential election, global interest rates moved lower over the period. This decline in yields benefitted duration and curve positioning, particularly in 3Q24, with the biggest contributions coming from the relative overweight to U.S. duration and emphasis on policy-sensitive front-end yields, with smaller contributions from overweight positions in New Zealand and the Eurozone. Meanwhile, the duration underweight in Japan further contributed as yields increased over the past year with the Bank of Japan ending yield curve control and exiting negative interest rate policy in March 2024. Currency positioning was impacted by recent moves as the U.S. dollar, an underweight in the Fund, rallied against global currencies in October. As such, overweight positions in select emerging market currencies like the South Korean won and Brazilian real, and an overweight to Japanese yen resulted in a small drag. Turning to sector positioning, securitized assets contributed, particularly the overweight to residential MBS (mortgage-backed securities) and issue selection within the sector, including favorable agency MBS coupon selection in the Fund and the allocation to non-agency MBS, not held in the index. Elsewhere in securitized, CMBS (commercial MBS) backed by single asset single borrower deals held in the Fund outpaced Index conduit deals, while ABS (asset-backed securities) issues outperformed due to the emphasis on CLOs (collateralized loan obligations). Meanwhile, the underweight to developed market corporate credit was a small drag given continued strong returns across the corporate sector, though the Fund capitalized on the positive tone by continuing to trim risk in favor of more defensive and liquid positioning.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class N	Bloomberg Global Aggregate Bond Index
10/2014	$10,000	$10,000
11/2014	$9,976	$9,963
12/2014	$9,909	$9,895
01/2015	$9,870	$9,879
02/2015	$9,830	$9,799
03/2015	$9,752	$9,705
04/2015	$9,840	$9,808
05/2015	$9,702	$9,633
06/2015	$9,643	$9,590
07/2015	$9,653	$9,612
08/2015	$9,663	$9,623
09/2015	$9,712	$9,672
10/2015	$9,704	$9,693
11/2015	$9,577	$9,532
12/2015	$9,609	$9,583
01/2016	$9,689	$9,666
02/2016	$9,829	$9,881
03/2016	$10,023	$10,148
04/2016	$10,105	$10,283
05/2016	$10,016	$10,145
06/2016	$10,223	$10,441
07/2016	$10,297	$10,520
08/2016	$10,266	$10,469
09/2016	$10,317	$10,527
10/2016	$10,095	$10,234
11/2016	$9,771	$9,828
12/2016	$9,747	$9,783
01/2017	$9,809	$9,893
02/2017	$9,850	$9,940
03/2017	$9,858	$9,955
04/2017	$9,962	$10,067
05/2017	$10,102	$10,223
06/2017	$10,110	$10,214
07/2017	$10,229	$10,386
08/2017	$10,328	$10,489
09/2017	$10,250	$10,394
10/2017	$10,203	$10,355
11/2017	$10,292	$10,470
12/2017	$10,334	$10,506
01/2018	$10,418	$10,631
02/2018	$10,302	$10,537
03/2018	$10,408	$10,649
04/2018	$10,250	$10,479
05/2018	$10,176	$10,399
06/2018	$10,123	$10,353
07/2018	$10,113	$10,336
08/2018	$10,102	$10,346
09/2018	$10,060	$10,257
10/2018	$9,944	$10,143
11/2018	$9,976	$10,174
12/2018	$10,152	$10,380
01/2019	$10,354	$10,538
02/2019	$10,301	$10,477
03/2019	$10,432	$10,609
04/2019	$10,424	$10,577
05/2019	$10,555	$10,720
06/2019	$10,837	$10,958
07/2019	$10,773	$10,928
08/2019	$10,976	$11,150
09/2019	$10,880	$11,036
10/2019	$10,971	$11,110
11/2019	$10,894	$11,026
12/2019	$10,987	$11,090
01/2020	$11,131	$11,232
02/2020	$11,197	$11,307
03/2020	$10,800	$11,054
04/2020	$11,075	$11,271
05/2020	$11,230	$11,320
06/2020	$11,406	$11,421
07/2020	$11,824	$11,785
08/2020	$11,845	$11,767
09/2020	$11,789	$11,725
10/2020	$11,840	$11,736
11/2020	$12,136	$11,949
12/2020	$12,330	$12,110
01/2021	$12,223	$12,003
02/2021	$12,013	$11,797
03/2021	$11,779	$11,570
04/2021	$11,981	$11,716
05/2021	$12,079	$11,826
06/2021	$11,993	$11,722
07/2021	$12,115	$11,878
08/2021	$12,074	$11,828
09/2021	$11,872	$11,618
10/2021	$11,796	$11,590
11/2021	$11,708	$11,556
12/2021	$11,737	$11,540
01/2022	$11,507	$11,303
02/2022	$11,336	$11,169
03/2022	$11,012	$10,829
04/2022	$10,373	$10,236
05/2022	$10,388	$10,264
06/2022	$9,958	$9,934
07/2022	$10,219	$10,145
08/2022	$9,823	$9,745
09/2022	$9,227	$9,244
10/2022	$9,147	$9,181
11/2022	$9,670	$9,613
12/2022	$9,721	$9,665
01/2023	$10,103	$9,982
02/2023	$9,693	$9,650
03/2023	$10,055	$9,955
04/2023	$10,096	$9,999
05/2023	$9,868	$9,804
06/2023	$9,855	$9,803
07/2023	$9,950	$9,871
08/2023	$9,805	$9,736
09/2023	$9,470	$9,452
10/2023	$9,341	$9,339
11/2023	$9,908	$9,809
12/2023	$10,391	$10,217
01/2024	$10,255	$10,076
02/2024	$10,082	$9,950
03/2024	$10,130	$10,004
04/2024	$9,808	$9,752
05/2024	$9,968	$9,880
06/2024	$10,005	$9,894
07/2024	$10,340	$10,167
08/2024	$10,627	$10,408
09/2024	$10,838	$10,585
10/2024	$10,361	$10,230

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class N	10.91%	-1.14%	0.36%
Bloomberg Global Aggregate Bond Index	9.54%	-1.64%	0.23%

AssetsNet	$ 19,557,106
Holdings Count | Holding	345
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	267.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Foreign Government Bonds	48.8%
Residential Mortgage-Backed Securities - Agency	22.3%
Corporate Bonds	15.9%
Residential Mortgage-Backed Securities - Non-Agency	8.4%
Asset-Backed Securities	7.3%
Commercial Mortgage-Backed Securities - Non-Agency	5.1%
Short-Term Investments	2.2%
U.S. Treasury Securities	1.7%
Other Security TypesFootnote Reference*	1.4%
Liabilities in Excess of Other Assets	(13.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.K. Gilts, 1.63%, due 10/22/28	5.5%
U.K. Gilts, 3.50%, due 10/22/25	4.6%
New Zealand Government Bonds, 4.50%, due 04/15/27	2.6%
New Zealand Government Bonds, 0.50%, due 05/15/26	2.3%
China Government Bonds, 3.13%, due 11/21/29	2.2%
French Republic Government Bonds OAT, 1.00%, due 05/25/27	2.1%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 04/01/54	1.8%
U.K. Gilts, 4.13%, due 07/22/29	1.8%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 01/01/52	1.6%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 04/01/52	1.5%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2024
C000148757
Shareholder Report [Line Items]
Fund Name	TCW Global Real Estate Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Global Real Estate Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$105	0.90%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Global Real Estate Fund (the “Fund”) generated gains of 33.41% on its Class I shares. The performance of the classes varies because of differing expenses. The Fund’s broad-based benchmark, the MSCI ACWI, increased by 34.03%, while the comparative benchmark, the S&P Global REIT Index, had a return of 32.15%. Our Fund benefitted from its underweight in Office REITs and its overweight in Homebuilding. The Fund’s overweight in Other Specialized REITs and its overweight in Hotels Resorts & Cruise Lines detracted the most from performance. Positive stock contributors included Taylor Morrison Home and Net Lease Office Properties. Conversely, notable detractors to relative performance included the S&P Global REIT Index’s overweight in Iron Mountain and the portfolio’s overweight in Hilton Grand Vacations. We remain largely constructive on real estate. Following years of dramatic underperformance relative to the broader markets, we now expect the headwinds facing the industry to wane. With the Fed having embarked on an easing cycle, REITs are likely to benefit disproportionately. The problems in commercial real estate have been well publicized and are widely acknowledged and appreciated – leaving less room for negative surprises. The issues were primarily centered in the office and retails sectors, but the importance of these, particularly in the listed REIT space, has faded. Other parts of real estate, like data centers, telecom towers and healthcare have robust fundamentals and strong growth drivers. Lastly, from a relative value standpoint, REITs appear compelling to us, particularly when compared to broader equities. With REITs handily outperforming the market in the calendar third quarter, we think that there is a lot more room for the space to run in upcoming quarters.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I	MSCI ACWI	S&P Global REIT Index
12/2014	$10,000	$10,000	$10,000
12/2014	$9,947	$9,811	$10,084
01/2015	$10,278	$9,660	$10,635
02/2015	$10,389	$10,202	$10,469
03/2015	$10,454	$10,050	$10,473
04/2015	$10,222	$10,347	$10,168
05/2015	$10,091	$10,341	$10,047
06/2015	$9,785	$10,102	$9,672
07/2015	$10,019	$10,194	$10,051
08/2015	$9,592	$9,499	$9,451
09/2015	$9,549	$9,159	$9,645
10/2015	$9,938	$9,881	$10,196
11/2015	$9,754	$9,803	$10,042
12/2015	$9,822	$9,631	$10,144
01/2016	$9,243	$9,052	$9,821
02/2016	$9,243	$8,995	$9,921
03/2016	$10,067	$9,668	$10,876
04/2016	$10,004	$9,816	$10,841
05/2016	$10,161	$9,837	$10,874
06/2016	$10,543	$9,782	$11,395
07/2016	$10,963	$10,207	$11,918
08/2016	$10,648	$10,246	$11,535
09/2016	$10,572	$10,313	$11,396
10/2016	$9,969	$10,141	$10,706
11/2016	$9,874	$10,223	$10,417
12/2016	$10,042	$10,448	$10,844
01/2017	$10,149	$10,736	$10,857
02/2017	$10,514	$11,042	$11,204
03/2017	$10,401	$11,184	$11,030
04/2017	$10,466	$11,364	$11,105
05/2017	$10,606	$11,625	$11,127
06/2017	$10,730	$11,682	$11,249
07/2017	$10,903	$12,013	$11,459
08/2017	$10,979	$12,065	$11,439
09/2017	$10,884	$12,302	$11,407
10/2017	$10,993	$12,561	$11,293
11/2017	$11,211	$12,810	$11,641
12/2017	$11,152	$13,021	$11,780
01/2018	$11,086	$13,758	$11,596
02/2018	$10,320	$13,185	$10,831
03/2018	$10,368	$12,911	$11,130
04/2018	$10,554	$13,042	$11,306
05/2018	$10,620	$13,069	$11,558
06/2018	$10,835	$13,004	$11,844
07/2018	$10,912	$13,400	$11,949
08/2018	$10,923	$13,511	$12,143
09/2018	$10,771	$13,576	$11,870
10/2018	$10,327	$12,561	$11,489
11/2018	$10,416	$12,751	$11,902
12/2018	$9,901	$11,858	$11,218
01/2019	$10,970	$12,798	$12,453
02/2019	$11,172	$13,146	$12,453
03/2019	$11,406	$13,319	$12,832
04/2019	$11,417	$13,776	$12,786
05/2019	$11,473	$12,971	$12,761
06/2019	$11,769	$13,826	$13,034
07/2019	$11,950	$13,871	$13,124
08/2019	$12,233	$13,548	$13,455
09/2019	$12,401	$13,840	$13,817
10/2019	$12,720	$14,222	$14,140
11/2019	$12,788	$14,575	$13,981
12/2019	$12,821	$15,095	$13,965
01/2020	$13,133	$14,932	$14,082
02/2020	$12,289	$13,731	$12,928
03/2020	$10,254	$11,886	$9,943
04/2020	$11,283	$13,165	$10,714
05/2020	$11,653	$13,746	$10,817
06/2020	$12,003	$14,191	$11,082
07/2020	$12,664	$14,947	$11,527
08/2020	$13,034	$15,868	$11,748
09/2020	$12,819	$15,362	$11,373
10/2020	$12,865	$14,992	$11,026
11/2020	$14,214	$16,846	$12,326
12/2020	$14,699	$17,634	$12,832
01/2021	$14,513	$17,558	$12,813
02/2021	$15,189	$17,970	$13,195
03/2021	$16,051	$18,460	$13,660
04/2021	$16,928	$19,274	$14,612
05/2021	$17,092	$19,585	$14,819
06/2021	$17,121	$19,849	$15,084
07/2021	$17,603	$19,992	$15,695
08/2021	$18,203	$20,498	$15,986
09/2021	$17,374	$19,660	$15,103
10/2021	$18,310	$20,669	$16,031
11/2021	$17,717	$20,178	$15,810
12/2021	$18,803	$20,991	$17,003
01/2022	$17,567	$19,964	$15,880
02/2022	$16,898	$19,454	$15,517
03/2022	$17,194	$19,887	$16,388
04/2022	$16,263	$18,303	$15,599
05/2022	$15,682	$18,337	$14,835
06/2022	$14,634	$16,799	$13,602
07/2022	$15,765	$17,978	$14,749
08/2022	$14,803	$17,323	$13,867
09/2022	$13,088	$15,672	$12,121
10/2022	$13,480	$16,622	$12,619
11/2022	$14,670	$17,919	$13,440
12/2022	$13,929	$17,221	$12,990
01/2023	$15,334	$18,460	$14,210
02/2023	$14,757	$17,937	$13,588
03/2023	$14,297	$18,503	$13,205
04/2023	$14,666	$18,777	$13,401
05/2023	$13,889	$18,590	$12,912
06/2023	$14,468	$19,677	$13,341
07/2023	$14,667	$20,403	$13,796
08/2023	$14,217	$19,841	$13,373
09/2023	$13,357	$19,028	$12,511
10/2023	$12,760	$18,460	$11,932
11/2023	$14,260	$20,173	$13,206
12/2023	$15,500	$21,149	$14,488
01/2024	$15,112	$21,277	$13,911
02/2024	$15,340	$22,198	$13,963
03/2024	$15,948	$22,907	$14,356
04/2024	$15,023	$22,161	$13,468
05/2024	$15,787	$23,075	$14,001
06/2024	$15,854	$23,598	$14,187
07/2024	$16,999	$23,985	$15,053
08/2024	$17,511	$24,602	$15,982
09/2024	$17,902	$25,183	$16,505
10/2024	$17,023	$24,626	$15,769

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/1/14
Class I	33.41%	6.00%	5.51%
MSCI ACWI	34.03%	9.93%	8.31%
S&P Global REIT Index	32.15%	2.20%	4.70%

Performance Inception Date	Dec. 01, 2014
AssetsNet	$ 41,168,856
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 56,748
InvestmentCompanyPortfolioTurnover	71.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Specialized REITs	21.7%
Industrial REITs	14.6%
Diversified REITs	11.9%
Residential REITs	11.6%
Real Estate Management & Development	9.3%
REIT	7.8%
Health Care REITs	4.7%
Hotels, Restaurants & Leisure	4.2%
OtherFootnote Reference*	14.7%
Liabilities in Excess of Other Assets	(0.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Welltower, Inc.	4.7%
Digital Realty Trust, Inc.	4.7%
Prologis, Inc.	4.5%
PotlatchDeltic Corp.	4.1%
American Tower Corp.	4.0%
Americold Realty Trust, Inc.	3.9%
Goodman Group	3.6%
NexPoint Residential Trust, Inc.	3.4%
Cellnex Telecom SA	3.3%
CBRE Group, Inc., Class A	3.2%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2024
C000148758
Shareholder Report [Line Items]
Fund Name	TCW Global Real Estate Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Global Real Estate Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$117	1.00%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Global Real Estate Fund (the “Fund”) generated gains of 33.35% on its Class N shares. The performance of the classes varies because of differing expenses. The Fund’s broad-based benchmark, the MSCI ACWI, increased by 34.03%, while the comparative benchmark, the S&P Global REIT Index, had a return of 32.15%. Our Fund benefitted from its underweight in Office REITs and its overweight in Homebuilding. The Fund’s overweight in Other Specialized REITs and its overweight in Hotels Resorts & Cruise Lines detracted the most from performance. Positive stock contributors included Taylor Morrison Home and Net Lease Office Properties. Conversely, notable detractors to relative performance included the S&P Global REIT Index’s overweight in Iron Mountain and the portfolio’s overweight in Hilton Grand Vacations. We remain largely constructive on real estate. Following years of dramatic underperformance relative to the broader markets, we now expect the headwinds facing the industry to wane. With the Fed having embarked on an easing cycle, REITs are likely to benefit disproportionately. The problems in commercial real estate have been well publicized and are widely acknowledged and appreciated – leaving less room for negative surprises. The issues were primarily centered in the office and retails sectors, but the importance of these, particularly in the listed REIT space, has faded. Other parts of real estate, like data centers, telecom towers and healthcare have robust fundamentals and strong growth drivers. Lastly, from a relative value standpoint, REITs appear compelling to us, particularly when compared to broader equities. With REITs handily outperforming the market in the calendar third quarter, we think that there is a lot more room for the space to run in upcoming quarters.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class N	MSCI ACWI	S&P Global REIT Index
12/2014	$10,000	$10,000	$10,000
12/2014	$9,947	$9,811	$10,084
01/2015	$10,278	$9,660	$10,635
02/2015	$10,389	$10,202	$10,469
03/2015	$10,454	$10,050	$10,473
04/2015	$10,222	$10,347	$10,168
05/2015	$10,091	$10,341	$10,047
06/2015	$9,785	$10,102	$9,672
07/2015	$10,019	$10,194	$10,051
08/2015	$9,592	$9,499	$9,451
09/2015	$9,549	$9,159	$9,645
10/2015	$9,928	$9,881	$10,196
11/2015	$9,754	$9,803	$10,042
12/2015	$9,822	$9,631	$10,144
01/2016	$9,243	$9,052	$9,821
02/2016	$9,243	$8,995	$9,921
03/2016	$10,067	$9,668	$10,876
04/2016	$10,005	$9,816	$10,841
05/2016	$10,161	$9,837	$10,874
06/2016	$10,543	$9,782	$11,395
07/2016	$10,963	$10,207	$11,918
08/2016	$10,648	$10,246	$11,535
09/2016	$10,572	$10,313	$11,396
10/2016	$9,969	$10,141	$10,706
11/2016	$9,874	$10,223	$10,417
12/2016	$10,042	$10,448	$10,844
01/2017	$10,150	$10,736	$10,857
02/2017	$10,525	$11,042	$11,204
03/2017	$10,401	$11,184	$11,030
04/2017	$10,466	$11,364	$11,105
05/2017	$10,606	$11,625	$11,127
06/2017	$10,730	$11,682	$11,249
07/2017	$10,904	$12,013	$11,459
08/2017	$10,979	$12,065	$11,439
09/2017	$10,885	$12,302	$11,407
10/2017	$10,993	$12,561	$11,293
11/2017	$11,211	$12,810	$11,641
12/2017	$11,152	$13,021	$11,780
01/2018	$11,087	$13,758	$11,596
02/2018	$10,320	$13,185	$10,831
03/2018	$10,368	$12,911	$11,130
04/2018	$10,555	$13,042	$11,306
05/2018	$10,609	$13,069	$11,558
06/2018	$10,830	$13,004	$11,844
07/2018	$10,908	$13,400	$11,949
08/2018	$10,908	$13,511	$12,143
09/2018	$10,762	$13,576	$11,870
10/2018	$10,319	$12,561	$11,489
11/2018	$10,407	$12,751	$11,902
12/2018	$9,888	$11,858	$11,218
01/2019	$10,956	$12,798	$12,453
02/2019	$11,158	$13,146	$12,453
03/2019	$11,377	$13,319	$12,832
04/2019	$11,400	$13,776	$12,786
05/2019	$11,456	$12,971	$12,761
06/2019	$11,746	$13,826	$13,034
07/2019	$11,927	$13,871	$13,124
08/2019	$12,199	$13,548	$13,455
09/2019	$12,372	$13,840	$13,817
10/2019	$12,690	$14,222	$14,140
11/2019	$12,747	$14,575	$13,981
12/2019	$12,775	$15,095	$13,965
01/2020	$13,086	$14,932	$14,082
02/2020	$12,244	$13,731	$12,928
03/2020	$10,215	$11,886	$9,943
04/2020	$11,253	$13,165	$10,714
05/2020	$11,610	$13,746	$10,817
06/2020	$11,967	$14,191	$11,082
07/2020	$12,613	$14,947	$11,527
08/2020	$12,983	$15,868	$11,748
09/2020	$12,775	$15,362	$11,373
10/2020	$12,810	$14,992	$11,026
11/2020	$14,153	$16,846	$12,326
12/2020	$14,632	$17,634	$12,832
01/2021	$14,446	$17,558	$12,813
02/2021	$15,108	$17,970	$13,195
03/2021	$15,975	$18,460	$13,660
04/2021	$16,848	$19,274	$14,612
05/2021	$16,999	$19,585	$14,819
06/2021	$17,024	$19,849	$15,084
07/2021	$17,504	$19,992	$15,695
08/2021	$18,101	$20,498	$15,986
09/2021	$17,271	$19,660	$15,103
10/2021	$18,203	$20,669	$16,031
11/2021	$17,613	$20,178	$15,810
12/2021	$18,687	$20,991	$17,003
01/2022	$17,457	$19,964	$15,880
02/2022	$16,791	$19,454	$15,517
03/2022	$17,081	$19,887	$16,388
04/2022	$16,168	$18,303	$15,599
05/2022	$15,589	$18,337	$14,835
06/2022	$14,544	$16,799	$13,602
07/2022	$15,668	$17,978	$14,749
08/2022	$14,699	$17,323	$13,867
09/2022	$13,002	$15,672	$12,121
10/2022	$13,392	$16,622	$12,619
11/2022	$14,575	$17,919	$13,440
12/2022	$13,836	$17,221	$12,990
01/2023	$15,219	$18,460	$14,210
02/2023	$14,658	$17,937	$13,588
03/2023	$14,184	$18,503	$13,205
04/2023	$14,551	$18,777	$13,401
05/2023	$13,792	$18,590	$12,912
06/2023	$14,351	$19,677	$13,341
07/2023	$14,561	$20,403	$13,796
08/2023	$14,101	$19,841	$13,373
09/2023	$13,257	$19,028	$12,511
10/2023	$12,650	$18,460	$11,932
11/2023	$14,141	$20,173	$13,206
12/2023	$15,382	$21,149	$14,488
01/2024	$14,997	$21,277	$13,911
02/2024	$15,209	$22,198	$13,963
03/2024	$15,810	$22,907	$14,356
04/2024	$14,904	$22,161	$13,468
05/2024	$15,663	$23,075	$14,001
06/2024	$15,712	$23,598	$14,187
07/2024	$16,862	$23,985	$15,053
08/2024	$17,357	$24,602	$15,982
09/2024	$17,754	$25,183	$16,505
10/2024	$16,869	$24,626	$15,769

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/1/14
Class N	33.35%	5.86%	5.41%
MSCI ACWI	34.03%	9.93%	8.31%
S&P Global REIT Index	32.15%	2.20%	4.70%

Performance Inception Date	Dec. 01, 2014
AssetsNet	$ 41,168,856
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 56,748
InvestmentCompanyPortfolioTurnover	71.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Specialized REITs	21.7%
Industrial REITs	14.6%
Diversified REITs	11.9%
Residential REITs	11.6%
Real Estate Management & Development	9.3%
REIT	7.8%
Health Care REITs	4.7%
Hotels, Restaurants & Leisure	4.2%
OtherFootnote Reference*	14.7%
Liabilities in Excess of Other Assets	(0.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Welltower, Inc.	4.7%
Digital Realty Trust, Inc.	4.7%
Prologis, Inc.	4.5%
PotlatchDeltic Corp.	4.1%
American Tower Corp.	4.0%
Americold Realty Trust, Inc.	3.9%
Goodman Group	3.6%
NexPoint Residential Trust, Inc.	3.4%
Cellnex Telecom SA	3.3%
CBRE Group, Inc., Class A	3.2%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2024
C000017389
Shareholder Report [Line Items]
Fund Name	TCW High Yield Bond Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW High Yield Bond Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
AssetsNet	$ 41,534,069
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	65.00%
Material Fund Change Name [Text Block]	On November 18, 2024, the TCW High Yield Bond Fund was reorganized into the TCW High Yield Bond ETF, a new series of the TCW ETF Trust, as previously announced.
Accountant Change Date	Oct. 31, 2024
C000017421
Shareholder Report [Line Items]
Fund Name	TCW Relative Value Large Cap Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Relative Value Large Cap Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$83	0.70%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Relative Value Large Cap Fund (the “Fund”) gained 36.37% on its Class I shares. The performance of the Fund’s classes varies from differing expenses. The Fund’s broad-based benchmark, the S&P 500, returned 38.02% while the comparative benchmark, Russell 1000 Value, rose 30.98%. Stocks demonstrated a strong showing over the period, led in large part to the “Big 6” (Nvidia, Apple, Microsoft, Meta Platforms, Amazon, and Google). AI semiconductor maker Nvidia was by far the best performer, up 225%. The Fund’s stock selection was a positive adding nearly 220 basis points (bps) relative to the benchmark. The best contributions came from Financials, Consumer Discretionary, and IT led by Apollo Global Management, Dick’s Sporting Goods, and Broadcom. Other notable contributors included General Electric/GE Aerospace, Flex, and Lennar. The largest relative detractions occurred in Communication Services and Health Care. Comcast and the recently initiated Disney were largely responsible for the drag in Communication Services while McKesson, Centene, and Gilead weighed down in Health Care. Both Centene and Gilead were eliminated. Sector allocation detracted over 400 bps primarily due to the low 0.5x weighting in expensive IT, the best performing sector. Portfolio underperformance came from stocks not owned due to valuations not meeting any of the strategy’s five conservative valuation factors, an integral part of the investment philosophy and process. As such, the portfolio was negatively impacted by not owning the Big 6, especially Nvidia. Prices follow earnings and the gap between Big Tech earnings and the rest of the market is expected to continue to narrow into 2025. Slower Big Tech growth, but no hard landing, should be supportive for other stocks and sectors.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 1000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,308	$10,269	$10,205
12/2014	$10,320	$10,243	$10,267
01/2015	$9,827	$9,936	$9,857
02/2015	$10,517	$10,507	$10,334
03/2015	$10,338	$10,340	$10,193
04/2015	$10,476	$10,440	$10,289
05/2015	$10,613	$10,574	$10,412
06/2015	$10,402	$10,369	$10,204
07/2015	$10,366	$10,586	$10,249
08/2015	$9,795	$9,948	$9,639
09/2015	$9,415	$9,702	$9,348
10/2015	$10,050	$10,520	$10,053
11/2015	$10,005	$10,551	$10,091
12/2015	$9,681	$10,385	$9,874
01/2016	$9,030	$9,869	$9,364
02/2016	$9,194	$9,856	$9,362
03/2016	$9,918	$10,525	$10,036
04/2016	$9,860	$10,566	$10,247
05/2016	$9,976	$10,755	$10,406
06/2016	$9,956	$10,783	$10,496
07/2016	$10,395	$11,181	$10,801
08/2016	$10,530	$11,196	$10,884
09/2016	$10,559	$11,199	$10,861
10/2016	$10,313	$10,994	$10,693
11/2016	$11,148	$11,401	$11,304
12/2016	$11,329	$11,627	$11,587
01/2017	$11,520	$11,847	$11,669
02/2017	$11,731	$12,318	$12,089
03/2017	$11,778	$12,332	$11,965
04/2017	$11,767	$12,459	$11,943
05/2017	$11,757	$12,634	$11,931
06/2017	$12,020	$12,713	$12,126
07/2017	$12,185	$12,974	$12,287
08/2017	$12,118	$13,014	$12,144
09/2017	$12,552	$13,283	$12,504
10/2017	$12,536	$13,593	$12,595
11/2017	$12,851	$14,009	$12,980
12/2017	$13,059	$14,165	$13,170
01/2018	$13,726	$14,976	$13,679
02/2018	$13,011	$14,424	$13,026
03/2018	$12,783	$14,058	$12,797
04/2018	$12,717	$14,112	$12,839
05/2018	$12,741	$14,451	$12,915
06/2018	$12,747	$14,540	$12,947
07/2018	$13,269	$15,081	$13,460
08/2018	$13,377	$15,573	$13,659
09/2018	$13,185	$15,662	$13,686
10/2018	$11,895	$14,591	$12,977
11/2018	$12,195	$14,888	$13,364
12/2018	$10,846	$13,544	$12,081
01/2019	$12,009	$14,629	$13,021
02/2019	$12,449	$15,099	$13,437
03/2019	$12,401	$15,393	$13,523
04/2019	$12,752	$16,016	$14,003
05/2019	$11,761	$14,998	$13,102
06/2019	$12,911	$16,055	$14,043
07/2019	$12,959	$16,286	$14,159
08/2019	$12,305	$16,028	$13,743
09/2019	$12,780	$16,328	$14,233
10/2019	$12,862	$16,681	$14,432
11/2019	$13,344	$17,287	$14,878
12/2019	$13,691	$17,809	$15,288
01/2020	$13,228	$17,802	$14,959
02/2020	$11,772	$16,336	$13,510
03/2020	$9,455	$14,319	$11,201
04/2020	$10,580	$16,154	$12,460
05/2020	$11,110	$16,923	$12,887
06/2020	$11,275	$17,260	$12,802
07/2020	$11,750	$18,233	$13,308
08/2020	$12,257	$19,544	$13,858
09/2020	$12,047	$18,801	$13,518
10/2020	$11,959	$18,301	$13,340
11/2020	$13,879	$20,305	$15,135
12/2020	$14,561	$21,085	$15,715
01/2021	$14,801	$20,872	$15,571
02/2021	$16,145	$21,448	$16,512
03/2021	$16,768	$22,387	$17,484
04/2021	$17,284	$23,582	$18,183
05/2021	$17,728	$23,747	$18,607
06/2021	$17,452	$24,301	$18,394
07/2021	$17,500	$24,878	$18,541
08/2021	$17,932	$25,635	$18,909
09/2021	$17,236	$24,443	$18,251
10/2021	$18,040	$26,155	$19,178
11/2021	$17,668	$25,974	$18,502
12/2021	$18,844	$27,138	$19,669
01/2022	$18,337	$25,734	$19,211
02/2022	$18,324	$24,963	$18,988
03/2022	$18,701	$25,890	$19,524
04/2022	$17,114	$23,632	$18,423
05/2022	$17,414	$23,676	$18,781
06/2022	$15,684	$21,721	$17,140
07/2022	$16,828	$23,724	$18,276
08/2022	$16,607	$22,757	$17,732
09/2022	$15,112	$20,661	$16,177
10/2022	$17,036	$22,334	$17,836
11/2022	$18,298	$23,582	$18,950
12/2022	$17,582	$22,223	$18,186
01/2023	$18,614	$23,619	$19,129
02/2023	$18,112	$23,043	$18,454
03/2023	$18,084	$23,889	$18,369
04/2023	$18,057	$24,262	$18,646
05/2023	$17,513	$24,367	$17,927
06/2023	$18,907	$25,977	$19,118
07/2023	$19,660	$26,812	$19,790
08/2023	$19,102	$26,385	$19,256
09/2023	$18,391	$25,127	$18,513
10/2023	$17,652	$24,599	$17,860
11/2023	$19,046	$26,845	$19,207
12/2023	$20,435	$28,065	$20,271
01/2024	$20,610	$28,536	$20,292
02/2024	$21,633	$30,060	$21,041
03/2024	$22,830	$31,027	$22,092
04/2024	$21,691	$29,760	$21,149
05/2024	$22,553	$31,236	$21,819
06/2024	$22,465	$32,356	$21,614
07/2024	$23,444	$32,750	$22,719
08/2024	$23,853	$33,545	$23,328
09/2024	$24,349	$34,261	$23,652
10/2024	$24,072	$33,950	$23,392

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	36.37%	13.35%	9.18%
S&P 500 Index	38.02%	15.26%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%

AssetsNet	$ 458,185,639
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,221,848
InvestmentCompanyPortfolioTurnover	39.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Financials	24.8%
Information Technology	14.9%
Health Care	13.4%
Industrials	12.8%
Consumer Discretionary	8.8%
Communication Services	5.2%
Energy	4.5%
Consumer Staples	3.9%
OtherFootnote Reference*	11.5%
Other Assets in Excess of Liabilities	0.2%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

International Business Machines Corp.	4.4%
JPMorgan Chase & Co.	3.9%
Broadcom, Inc.	3.5%
Lennar Corp., Class A	3.5%
General Electric Co.	3.4%
Intercontinental Exchange, Inc.	3.2%
McKesson Corp.	3.0%
Bank of New York Mellon Corp.	2.9%
Morgan Stanley	2.7%
AbbVie, Inc.	2.6%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2024
C000017422
Shareholder Report [Line Items]
Fund Name	TCW Relative Value Large Cap Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Relative Value Large Cap Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$100	0.85%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Relative Value Large Cap Fund (the “Fund”) gained 36.17% on its Class N shares. The performance of the Fund’s classes varies from differing expenses. The Fund’s broad-based benchmark, the S&P 500, returned 38.02% while the comparative benchmark, Russell 1000 Value, rose 30.98%. Stocks demonstrated a strong showing over the period, led in large part to the “Big 6” (Nvidia, Apple, Microsoft, Meta Platforms, Amazon, and Google). AI semiconductor maker Nvidia was by far the best performer, up 225%. The Fund’s stock selection was a positive adding nearly 220 basis points (bps) relative to the benchmark. The best contributions came from Financials, Consumer Discretionary, and IT led by Apollo Global Management, Dick’s Sporting Goods, and Broadcom. Other notable contributors included General Electric/GE Aerospace, Flex, and Lennar. The largest relative detractions occurred in Communication Services and Health Care. Comcast and the recently initiated Disney were largely responsible for the drag in Communication Services while McKesson, Centene, and Gilead weighed down in Health Care. Both Centene and Gilead were eliminated. Sector allocation detracted over 400 bps primarily due to the low 0.5x weighting in expensive IT, the best performing sector. Portfolio underperformance came from stocks not owned due to valuations not meeting any of the strategy’s five conservative valuation factors, an integral part of the investment philosophy and process. As such, the portfolio was negatively impacted by not owning the Big 6, especially Nvidia. Prices follow earnings and the gap between Big Tech earnings and the rest of the market is expected to continue to narrow into 2025. Slower Big Tech growth, but no hard landing, should be supportive for other stocks and sectors.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class N	S&P 500 Index	Russell 1000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,304	$10,269	$10,205
12/2014	$10,312	$10,243	$10,267
01/2015	$9,818	$9,936	$9,857
02/2015	$10,504	$10,507	$10,334
03/2015	$10,321	$10,340	$10,193
04/2015	$10,459	$10,440	$10,289
05/2015	$10,596	$10,574	$10,412
06/2015	$10,381	$10,369	$10,204
07/2015	$10,340	$10,586	$10,249
08/2015	$9,768	$9,948	$9,639
09/2015	$9,388	$9,702	$9,348
10/2015	$10,020	$10,520	$10,053
11/2015	$9,974	$10,551	$10,091
12/2015	$9,650	$10,385	$9,874
01/2016	$9,000	$9,869	$9,364
02/2016	$9,159	$9,856	$9,362
03/2016	$9,881	$10,525	$10,036
04/2016	$9,819	$10,566	$10,247
05/2016	$9,934	$10,755	$10,406
06/2016	$9,910	$10,783	$10,496
07/2016	$10,344	$11,181	$10,801
08/2016	$10,478	$11,196	$10,884
09/2016	$10,507	$11,199	$10,861
10/2016	$10,262	$10,994	$10,693
11/2016	$11,090	$11,401	$11,304
12/2016	$11,267	$11,627	$11,587
01/2017	$11,457	$11,847	$11,669
02/2017	$11,663	$12,318	$12,089
03/2017	$11,709	$12,332	$11,965
04/2017	$11,694	$12,459	$11,943
05/2017	$11,683	$12,634	$11,931
06/2017	$11,946	$12,713	$12,126
07/2017	$12,105	$12,974	$12,287
08/2017	$12,038	$13,014	$12,144
09/2017	$12,460	$13,283	$12,504
10/2017	$12,444	$13,593	$12,595
11/2017	$12,753	$14,009	$12,980
12/2017	$12,955	$14,165	$13,170
01/2018	$13,617	$14,976	$13,679
02/2018	$12,901	$14,424	$13,026
03/2018	$12,680	$14,058	$12,797
04/2018	$12,608	$14,112	$12,839
05/2018	$12,632	$14,451	$12,915
06/2018	$12,632	$14,540	$12,947
07/2018	$13,145	$15,081	$13,460
08/2018	$13,253	$15,573	$13,659
09/2018	$13,062	$15,662	$13,686
10/2018	$11,779	$14,591	$12,977
11/2018	$12,077	$14,888	$13,364
12/2018	$10,739	$13,544	$12,081
01/2019	$11,893	$14,629	$13,021
02/2019	$12,323	$15,099	$13,437
03/2019	$12,275	$15,393	$13,523
04/2019	$12,616	$16,016	$14,003
05/2019	$11,640	$14,998	$13,102
06/2019	$12,766	$16,055	$14,043
07/2019	$12,814	$16,286	$14,159
08/2019	$12,166	$16,028	$13,743
09/2019	$12,637	$16,328	$14,233
10/2019	$12,712	$16,681	$14,432
11/2019	$13,183	$17,287	$14,878
12/2019	$13,517	$17,809	$15,288
01/2020	$13,058	$17,802	$14,959
02/2020	$11,614	$16,336	$13,510
03/2020	$9,340	$14,319	$11,201
04/2020	$10,455	$16,154	$12,460
05/2020	$10,969	$16,923	$12,887
06/2020	$11,133	$17,260	$12,802
07/2020	$11,603	$18,233	$13,308
08/2020	$12,107	$19,544	$13,858
09/2020	$11,888	$18,801	$13,518
10/2020	$11,800	$18,301	$13,340
11/2020	$13,703	$20,305	$15,135
12/2020	$14,373	$21,085	$15,715
01/2021	$14,598	$20,872	$15,571
02/2021	$15,927	$21,448	$16,512
03/2021	$16,533	$22,387	$17,484
04/2021	$17,043	$23,582	$18,183
05/2021	$17,470	$23,747	$18,607
06/2021	$17,209	$24,301	$18,394
07/2021	$17,245	$24,878	$18,541
08/2021	$17,660	$25,635	$18,909
09/2021	$16,984	$24,443	$18,251
10/2021	$17,767	$26,155	$19,178
11/2021	$17,411	$25,974	$18,502
12/2021	$18,561	$27,138	$19,669
01/2022	$18,060	$25,734	$19,211
02/2022	$18,047	$24,963	$18,988
03/2022	$18,420	$25,890	$19,524
04/2022	$16,840	$23,632	$18,423
05/2022	$17,135	$23,676	$18,781
06/2022	$15,427	$21,721	$17,140
07/2022	$16,557	$23,724	$18,276
08/2022	$16,339	$22,757	$17,732
09/2022	$14,862	$20,661	$16,177
10/2022	$16,750	$22,334	$17,836
11/2022	$17,996	$23,582	$18,950
12/2022	$17,279	$22,223	$18,186
01/2023	$18,297	$23,619	$19,129
02/2023	$17,802	$23,043	$18,454
03/2023	$17,774	$23,889	$18,369
04/2023	$17,733	$24,262	$18,646
05/2023	$17,197	$24,367	$17,927
06/2023	$18,571	$25,977	$19,118
07/2023	$19,300	$26,812	$19,790
08/2023	$18,750	$26,385	$19,256
09/2023	$18,049	$25,127	$18,513
10/2023	$17,321	$24,599	$17,860
11/2023	$18,681	$26,845	$19,207
12/2023	$20,050	$28,065	$20,271
01/2024	$20,223	$28,536	$20,292
02/2024	$21,214	$30,060	$21,041
03/2024	$22,393	$31,027	$22,092
04/2024	$21,272	$29,760	$21,149
05/2024	$22,106	$31,236	$21,819
06/2024	$22,019	$32,356	$21,614
07/2024	$22,968	$32,750	$22,719
08/2024	$23,370	$33,545	$23,328
09/2024	$23,859	$34,261	$23,652
10/2024	$23,586	$33,950	$23,392

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class N	36.17%	13.16%	8.96%
S&P 500 Index	38.02%	15.26%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%

AssetsNet	$ 458,185,639
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,221,848
InvestmentCompanyPortfolioTurnover	39.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Financials	24.8%
Information Technology	14.9%
Health Care	13.4%
Industrials	12.8%
Consumer Discretionary	8.8%
Communication Services	5.2%
Energy	4.5%
Consumer Staples	3.9%
OtherFootnote Reference*	11.5%
Other Assets in Excess of Liabilities	0.2%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

International Business Machines Corp.	4.4%
JPMorgan Chase & Co.	3.9%
Broadcom, Inc.	3.5%
Lennar Corp., Class A	3.5%
General Electric Co.	3.4%
Intercontinental Exchange, Inc.	3.2%
McKesson Corp.	3.0%
Bank of New York Mellon Corp.	2.9%
Morgan Stanley	2.7%
AbbVie, Inc.	2.6%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2024
C000017415
Shareholder Report [Line Items]
Fund Name	TCW Relative Value Mid Cap Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Relative Value Mid Cap Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$99	0.85%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Relative Value Mid Cap Fund (the “Fund”) gained 33.77% on its Class I shares. The performance of the Fund’s classes varies with expenses. The Fund’s broad-based benchmark S&P 500 returned 38.02% while the comparative benchmark Russell Midcap Value was up 34.03%. Stocks demonstrated a strong showing over the period led in large part by the “Big 6” (Nvidia, Apple, Microsoft, Meta Platforms, Amazon, and Google). AI semiconductor maker Nvidia was by far the best performer, up 225%. Stock selection detracted slightly by -24 basis points (bps) relative to the broad benchmark. The best contributions came from Consumer Discretionary, Real Estate, and Financials led by Toll Brothers, Jones Lang LaSalle, and Apollo Global. Other notable contributors included Sprouts Farmers Market, Flex, and United Airlines. The portfolio’s Health Care holdings were the biggest drag due largely to Acadia Healthcare and Centene. Acadia was sold while Centene was reduced. The portfolio also underperformed from stock selection in Energy, Comm Svce, and Industrials, with NOV, Interpublic Group, and Textron being the biggest detractors, respectively. Sector allocation detracted nearly 375 bps primarily due to the low weighting in expensive IT, the best performing sector. Portfolio underperformance came from stocks not owned due to valuations not meeting any of the strategy’s five conservative valuation factors, an integral part of the investment philosophy and process, as well as mega cap names outside the portfolio’s mid cap scope. Therefore, the portfolio was negatively impacted by not owning the Big 6, especially Nvidia. Prices follow earnings and the gap between Big Tech earnings and mid cap is expected to continue to narrow into 2025. Slower Big Tech growth, but no hard landing, should be supportive for mid cap stocks.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell Midcap® Value Index
10/2014	$10,000	$10,000	$-
11/2014	$10,158	$10,269	$10,178
12/2014	$10,180	$10,243	$10,254
01/2015	$9,789	$9,936	$10,108
02/2015	$10,516	$10,507	$10,522
03/2015	$10,465	$10,340	$10,503
04/2015	$10,512	$10,440	$10,383
05/2015	$10,682	$10,574	$10,567
06/2015	$10,435	$10,369	$10,296
07/2015	$10,099	$10,586	$10,282
08/2015	$9,623	$9,948	$9,796
09/2015	$9,078	$9,702	$9,469
10/2015	$9,542	$10,520	$10,047
11/2015	$9,512	$10,551	$10,076
12/2015	$8,966	$10,385	$9,764
01/2016	$8,171	$9,869	$9,225
02/2016	$8,374	$9,856	$9,289
03/2016	$9,232	$10,525	$10,147
04/2016	$9,222	$10,566	$10,365
05/2016	$9,336	$10,755	$10,534
06/2016	$9,242	$10,783	$10,630
07/2016	$9,819	$11,181	$11,081
08/2016	$9,992	$11,196	$11,057
09/2016	$10,175	$11,199	$11,103
10/2016	$9,878	$10,994	$10,834
11/2016	$11,171	$11,401	$11,512
12/2016	$11,283	$11,627	$11,717
01/2017	$11,581	$11,847	$11,914
02/2017	$11,695	$12,318	$12,247
03/2017	$11,685	$12,332	$12,157
04/2017	$11,705	$12,459	$12,180
05/2017	$11,596	$12,634	$12,143
06/2017	$11,953	$12,713	$12,323
07/2017	$12,127	$12,974	$12,487
08/2017	$12,008	$13,014	$12,253
09/2017	$12,727	$13,283	$12,587
10/2017	$12,881	$13,593	$12,689
11/2017	$13,338	$14,009	$13,118
12/2017	$13,506	$14,165	$13,280
01/2018	$14,188	$14,976	$13,585
02/2018	$13,399	$14,424	$12,916
03/2018	$13,410	$14,058	$12,948
04/2018	$13,447	$14,112	$13,012
05/2018	$13,791	$14,451	$13,153
06/2018	$13,678	$14,540	$13,259
07/2018	$13,979	$15,081	$13,620
08/2018	$14,022	$15,573	$13,805
09/2018	$13,641	$15,662	$13,696
10/2018	$12,046	$14,591	$12,710
11/2018	$12,202	$14,888	$13,014
12/2018	$10,511	$13,544	$11,648
01/2019	$11,904	$14,629	$12,847
02/2019	$12,435	$15,099	$13,256
03/2019	$12,182	$15,393	$13,322
04/2019	$12,642	$16,016	$13,761
05/2019	$11,509	$14,998	$12,878
06/2019	$12,524	$16,055	$13,747
07/2019	$12,695	$16,286	$13,862
08/2019	$11,727	$16,028	$13,373
09/2019	$12,347	$16,328	$13,916
10/2019	$12,429	$16,681	$13,990
11/2019	$13,031	$17,287	$14,363
12/2019	$13,597	$17,809	$14,800
01/2020	$13,059	$17,802	$14,512
02/2020	$11,596	$16,336	$13,075
03/2020	$8,524	$14,319	$10,107
04/2020	$9,667	$16,154	$11,457
05/2020	$10,217	$16,923	$11,988
06/2020	$10,380	$17,260	$12,124
07/2020	$10,949	$18,233	$12,696
08/2020	$11,336	$19,544	$13,199
09/2020	$11,233	$18,801	$12,900
10/2020	$11,426	$18,301	$13,020
11/2020	$13,270	$20,305	$14,848
12/2020	$14,095	$21,085	$15,535
01/2021	$14,576	$20,872	$15,499
02/2021	$16,081	$21,448	$16,700
03/2021	$16,842	$22,387	$17,563
04/2021	$17,604	$23,582	$18,412
05/2021	$18,323	$23,747	$18,775
06/2021	$17,805	$24,301	$18,557
07/2021	$17,707	$24,878	$18,671
08/2021	$18,036	$25,635	$19,072
09/2021	$17,202	$24,443	$18,369
10/2021	$18,042	$26,155	$19,347
11/2021	$17,537	$25,974	$18,759
12/2021	$18,598	$27,138	$19,937
01/2022	$17,719	$25,734	$19,086
02/2022	$18,008	$24,963	$18,997
03/2022	$18,069	$25,890	$19,574
04/2022	$16,656	$23,632	$18,411
05/2022	$17,026	$23,676	$18,765
06/2022	$15,125	$21,721	$16,702
07/2022	$16,333	$23,724	$18,139
08/2022	$15,901	$22,757	$17,584
09/2022	$14,473	$20,661	$15,879
10/2022	$16,175	$22,334	$17,379
11/2022	$17,143	$23,582	$18,477
12/2022	$16,410	$22,223	$17,538
01/2023	$17,705	$23,619	$18,955
02/2023	$17,332	$23,043	$18,348
03/2023	$16,713	$23,889	$17,770
04/2023	$16,642	$24,262	$17,771
05/2023	$16,023	$24,367	$16,983
06/2023	$17,663	$25,977	$18,456
07/2023	$18,402	$26,812	$19,260
08/2023	$17,818	$26,385	$18,578
09/2023	$17,051	$25,127	$17,633
10/2023	$16,361	$24,599	$16,759
11/2023	$17,663	$26,845	$18,339
12/2023	$19,033	$28,065	$19,768
01/2024	$18,918	$28,536	$19,414
02/2024	$19,760	$30,060	$20,342
03/2024	$21,000	$31,027	$21,394
04/2024	$20,063	$29,760	$20,275
05/2024	$21,036	$31,236	$21,003
06/2024	$20,481	$32,356	$20,666
07/2024	$21,763	$32,750	$21,915
08/2024	$21,936	$33,545	$22,328
09/2024	$22,210	$34,261	$22,749
10/2024	$21,886	$33,950	$22,463

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	33.77%	11.98%	8.15%
S&P 500 Index	38.02%	15.26%	13.00%
Russell Midcap® Value Index	34.03%	9.93%	8.43%

AssetsNet	$ 91,636,822
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 439,480
InvestmentCompanyPortfolioTurnover	39.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Financials	26.4%
Industrials	17.3%
Consumer Discretionary	13.0%
Information Technology	8.3%
Real Estate	7.7%
Energy	6.0%
Utilities	5.3%
Materials	4.3%
OtherFootnote Reference*	12.0%
Liabilities in Excess of Other Assets	(0.3%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Apollo Global Management, Inc.	4.6%
Popular, Inc.	4.0%
Toll Brothers, Inc.	4.0%
Arch Capital Group Ltd.	3.9%
Jones Lang LaSalle, Inc.	3.8%
Flex Ltd.	3.4%
Westinghouse Air Brake Technologies Corp.	3.3%
Equitable Holdings, Inc.	3.3%
Corpay, Inc.	3.2%
Welltower, Inc.	2.5%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2024
C000017417
Shareholder Report [Line Items]
Fund Name	TCW Relative Value Mid Cap Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Relative Value Mid Cap Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$111	0.95%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Relative Value Mid Cap Fund (the “Fund”) gained 33.66% on its Class N shares. The performance of the Fund’s classes varies with expenses. The Fund’s broad-based benchmark S&P 500 returned 38.02% while the comparative benchmark Russell Midcap Value was up 34.03%. Stocks demonstrated a strong showing over the period led in large part by the “Big 6” (Nvidia, Apple, Microsoft, Meta Platforms, Amazon, and Google). AI semiconductor maker Nvidia was by far the best performer, up 225%. Stock selection detracted slightly by -24 basis points (bps) relative to the broad benchmark. The best contributions came from Consumer Discretionary, Real Estate, and Financials led by Toll Brothers, Jones Lang LaSalle, and Apollo Global. Other notable contributors included Sprouts Farmers Market, Flex, and United Airlines. The portfolio’s Health Care holdings were the biggest drag due largely to Acadia Healthcare and Centene. Acadia was sold while Centene was reduced. The portfolio also underperformed from stock selection in Energy, Comm Svce, and Industrials, with NOV, Interpublic Group, and Textron being the biggest detractors, respectively. Sector allocation detracted nearly 375 bps primarily due to the low weighting in expensive IT, the best performing sector. Portfolio underperformance came from stocks not owned due to valuations not meeting any of the strategy’s five conservative valuation factors, an integral part of the investment philosophy and process, as well as mega cap names outside the portfolio’s mid cap scope. Therefore, the portfolio was negatively impacted by not owning the Big 6, especially Nvidia. Prices follow earnings and the gap between Big Tech earnings and mid cap is expected to continue to narrow into 2025. Slower Big Tech growth, but no hard landing, should be supportive for mid cap stocks.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class N	S&P 500 Index	Russell Midcap® Value Index
10/2014	$10,000	$10,000	$-
11/2014	$10,157	$10,269	$10,178
12/2014	$10,178	$10,243	$10,254
01/2015	$9,783	$9,936	$10,108
02/2015	$10,509	$10,507	$10,522
03/2015	$10,456	$10,340	$10,503
04/2015	$10,500	$10,440	$10,383
05/2015	$10,670	$10,574	$10,567
06/2015	$10,417	$10,369	$10,296
07/2015	$10,078	$10,586	$10,282
08/2015	$9,604	$9,948	$9,796
09/2015	$9,061	$9,702	$9,469
10/2015	$9,522	$10,520	$10,047
11/2015	$9,487	$10,551	$10,076
12/2015	$8,938	$10,385	$9,764
01/2016	$8,146	$9,869	$9,225
02/2016	$8,348	$9,856	$9,289
03/2016	$9,201	$10,525	$10,147
04/2016	$9,190	$10,566	$10,365
05/2016	$9,307	$10,755	$10,534
06/2016	$9,211	$10,783	$10,630
07/2016	$9,781	$11,181	$11,081
08/2016	$9,952	$11,196	$11,057
09/2016	$10,129	$11,199	$11,103
10/2016	$9,836	$10,994	$10,834
11/2016	$11,122	$11,401	$11,512
12/2016	$11,232	$11,627	$11,717
01/2017	$11,525	$11,847	$11,914
02/2017	$11,637	$12,318	$12,247
03/2017	$11,622	$12,332	$12,157
04/2017	$11,642	$12,459	$12,180
05/2017	$11,530	$12,634	$12,143
06/2017	$11,885	$12,713	$12,323
07/2017	$12,057	$12,974	$12,487
08/2017	$11,941	$13,014	$12,253
09/2017	$12,650	$13,283	$12,587
10/2017	$12,802	$13,593	$12,689
11/2017	$13,257	$14,009	$13,118
12/2017	$13,424	$14,165	$13,280
01/2018	$14,103	$14,976	$13,585
02/2018	$13,309	$14,424	$12,916
03/2018	$13,325	$14,058	$12,948
04/2018	$13,358	$14,112	$13,012
05/2018	$13,698	$14,451	$13,153
06/2018	$13,588	$14,540	$13,259
07/2018	$13,884	$15,081	$13,620
08/2018	$13,923	$15,573	$13,805
09/2018	$13,545	$15,662	$13,696
10/2018	$11,956	$14,591	$12,710
11/2018	$12,115	$14,888	$13,014
12/2018	$10,435	$13,544	$11,648
01/2019	$11,816	$14,629	$12,847
02/2019	$12,340	$15,099	$13,256
03/2019	$12,093	$15,393	$13,322
04/2019	$12,545	$16,016	$13,761
05/2019	$11,418	$14,998	$12,878
06/2019	$12,431	$16,055	$13,747
07/2019	$12,599	$16,286	$13,862
08/2019	$11,635	$16,028	$13,373
09/2019	$12,250	$16,328	$13,916
10/2019	$12,328	$16,681	$13,990
11/2019	$12,925	$17,287	$14,363
12/2019	$13,480	$17,809	$14,800
01/2020	$12,949	$17,802	$14,512
02/2020	$11,493	$16,336	$13,075
03/2020	$8,450	$14,319	$10,107
04/2020	$9,586	$16,154	$11,457
05/2020	$10,129	$16,923	$11,988
06/2020	$10,289	$17,260	$12,124
07/2020	$10,851	$18,233	$12,696
08/2020	$11,234	$19,544	$13,199
09/2020	$11,129	$18,801	$12,900
10/2020	$11,320	$18,301	$13,020
11/2020	$13,147	$20,305	$14,848
12/2020	$13,966	$21,085	$15,535
01/2021	$14,438	$20,872	$15,499
02/2021	$15,929	$21,448	$16,700
03/2021	$16,681	$22,387	$17,563
04/2021	$17,432	$23,582	$18,412
05/2021	$18,147	$23,747	$18,775
06/2021	$17,631	$24,301	$18,557
07/2021	$17,532	$24,878	$18,671
08/2021	$17,855	$25,635	$19,072
09/2021	$17,029	$24,443	$18,369
10/2021	$17,861	$26,155	$19,347
11/2021	$17,358	$25,974	$18,759
12/2021	$18,409	$27,138	$19,937
01/2022	$17,532	$25,734	$19,086
02/2022	$17,820	$24,963	$18,997
03/2022	$17,876	$25,890	$19,574
04/2022	$16,479	$23,632	$18,411
05/2022	$16,844	$23,676	$18,765
06/2022	$14,963	$21,721	$16,702
07/2022	$16,156	$23,724	$18,139
08/2022	$15,721	$22,757	$17,584
09/2022	$14,311	$20,661	$15,879
10/2022	$15,995	$22,334	$17,379
11/2022	$16,949	$23,582	$18,477
12/2022	$16,220	$22,223	$17,538
01/2023	$17,501	$23,619	$18,955
02/2023	$17,134	$23,043	$18,348
03/2023	$16,516	$23,889	$17,770
04/2023	$16,444	$24,262	$17,771
05/2023	$15,832	$24,367	$16,983
06/2023	$17,458	$25,977	$18,456
07/2023	$18,185	$26,812	$19,260
08/2023	$17,602	$26,385	$18,578
09/2023	$16,847	$25,127	$17,633
10/2023	$16,163	$24,599	$16,759
11/2023	$17,451	$26,845	$18,339
12/2023	$18,799	$28,065	$19,768
01/2024	$18,682	$28,536	$19,414
02/2024	$19,521	$30,060	$20,342
03/2024	$20,735	$31,027	$21,394
04/2024	$19,808	$29,760	$20,275
05/2024	$20,765	$31,236	$21,003
06/2024	$20,220	$32,356	$20,666
07/2024	$21,479	$32,750	$21,915
08/2024	$21,655	$33,545	$22,328
09/2024	$21,928	$34,261	$22,749
10/2024	$21,604	$33,950	$22,463

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class N	33.66%	11.87%	8.01%
S&P 500 Index	38.02%	15.26%	13.00%
Russell Midcap® Value Index	34.03%	9.93%	8.43%

AssetsNet	$ 91,636,822
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 439,480
InvestmentCompanyPortfolioTurnover	39.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Financials	26.4%
Industrials	17.3%
Consumer Discretionary	13.0%
Information Technology	8.3%
Real Estate	7.7%
Energy	6.0%
Utilities	5.3%
Materials	4.3%
OtherFootnote Reference*	12.0%
Liabilities in Excess of Other Assets	(0.3%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Apollo Global Management, Inc.	4.6%
Popular, Inc.	4.0%
Toll Brothers, Inc.	4.0%
Arch Capital Group Ltd.	3.9%
Jones Lang LaSalle, Inc.	3.8%
Flex Ltd.	3.4%
Westinghouse Air Brake Technologies Corp.	3.3%
Equitable Holdings, Inc.	3.3%
Corpay, Inc.	3.2%
Welltower, Inc.	2.5%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2024
C000017410
Shareholder Report [Line Items]
Fund Name	TCW Securitized Bond Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Securitized Bond Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative performance was driven by the Fund’s duration position, which remained longer than the Bloomberg U.S. Aggregate Bond Index throughout the period and benefitted from the decline in rates across the curve. Lower rates and a steeper curve were also conducive to agency MBS (mortgage-backed securities) performance as the sector finished ahead of duration-matched Treasuries by over 200 bps (basis points), driven in large part by a decline in nominal yields and return of demand from both banks and money managers. Non-agency MBS issues in the Fund further benefitted relative performance given the steady cash flows and attractive yields, especially among legacy (pre-2008 vintage) profiles. Elsewhere in securitized markets, exposure to both ABS (asset-backed securities) and CMBS (commercial MBS) was rewarded as both sectors experienced an increase in prices and improvement in valuations alongside ongoing risk-on investor sentiment, particularly CMBS as negative headline risk from early 2023 lightened. From an issue selection standpoint, returns were boosted by the focus on non-agency single asset single borrower CMBS deals, which provided targeted exposure to high-quality collateral offering robust yield premiums. Finally, the securitized emphasis of the Fund and lack of corporate exposure was a modest headwind as valuations across corporate markets continued to improve, highlighted by nearly 440 bps of duration-adjusted outperformance versus Treasuries for the sector.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
10/2014	$10,000	$10,000
11/2014	$10,067	$10,071
12/2014	$10,076	$10,080
01/2015	$10,210	$10,292
02/2015	$10,149	$10,195
03/2015	$10,205	$10,242
04/2015	$10,193	$10,206
05/2015	$10,191	$10,181
06/2015	$10,119	$10,070
07/2015	$10,177	$10,140
08/2015	$10,176	$10,125
09/2015	$10,235	$10,194
10/2015	$10,224	$10,196
11/2015	$10,204	$10,169
12/2015	$10,185	$10,136
01/2016	$10,335	$10,275
02/2016	$10,375	$10,348
03/2016	$10,394	$10,443
04/2016	$10,424	$10,483
05/2016	$10,434	$10,486
06/2016	$10,596	$10,674
07/2016	$10,658	$10,742
08/2016	$10,651	$10,729
09/2016	$10,675	$10,723
10/2016	$10,596	$10,641
11/2016	$10,340	$10,389
12/2016	$10,340	$10,404
01/2017	$10,352	$10,425
02/2017	$10,416	$10,495
03/2017	$10,426	$10,489
04/2017	$10,500	$10,570
05/2017	$10,586	$10,651
06/2017	$10,567	$10,641
07/2017	$10,600	$10,686
08/2017	$10,719	$10,782
09/2017	$10,669	$10,731
10/2017	$10,672	$10,737
11/2017	$10,656	$10,723
12/2017	$10,696	$10,773
01/2018	$10,547	$10,649
02/2018	$10,483	$10,548
03/2018	$10,562	$10,615
04/2018	$10,495	$10,536
05/2018	$10,593	$10,612
06/2018	$10,593	$10,598
07/2018	$10,560	$10,601
08/2018	$10,648	$10,669
09/2018	$10,559	$10,600
10/2018	$10,493	$10,517
11/2018	$10,571	$10,580
12/2018	$10,782	$10,774
01/2019	$10,860	$10,888
02/2019	$10,848	$10,882
03/2019	$11,051	$11,091
04/2019	$11,028	$11,094
05/2019	$11,265	$11,291
06/2019	$11,356	$11,432
07/2019	$11,365	$11,458
08/2019	$11,683	$11,755
09/2019	$11,617	$11,692
10/2019	$11,628	$11,727
11/2019	$11,609	$11,721
12/2019	$11,566	$11,713
01/2020	$11,813	$11,938
02/2020	$12,081	$12,153
03/2020	$12,031	$12,082
04/2020	$12,238	$12,297
05/2020	$12,292	$12,354
06/2020	$12,393	$12,432
07/2020	$12,523	$12,617
08/2020	$12,476	$12,515
09/2020	$12,523	$12,509
10/2020	$12,452	$12,453
11/2020	$12,520	$12,575
12/2020	$12,527	$12,592
01/2021	$12,476	$12,502
02/2021	$12,292	$12,321
03/2021	$12,132	$12,168
04/2021	$12,262	$12,264
05/2021	$12,284	$12,304
06/2021	$12,353	$12,390
07/2021	$12,496	$12,529
08/2021	$12,481	$12,505
09/2021	$12,392	$12,397
10/2021	$12,402	$12,393
11/2021	$12,447	$12,430
12/2021	$12,395	$12,398
01/2022	$12,196	$12,131
02/2022	$12,033	$11,996
03/2022	$11,599	$11,662
04/2022	$11,164	$11,220
05/2022	$11,136	$11,292
06/2022	$10,913	$11,115
07/2022	$11,199	$11,387
08/2022	$10,878	$11,065
09/2022	$10,270	$10,587
10/2022	$9,973	$10,450
11/2022	$10,365	$10,834
12/2022	$10,340	$10,785
01/2023	$10,777	$11,117
02/2023	$10,481	$10,829
03/2023	$10,708	$11,105
04/2023	$10,794	$11,172
05/2023	$10,665	$11,050
06/2023	$10,575	$11,011
07/2023	$10,549	$11,003
08/2023	$10,434	$10,933
09/2023	$10,070	$10,655
10/2023	$9,822	$10,487
11/2023	$10,344	$10,962
12/2023	$10,861	$11,381
01/2024	$10,820	$11,350
02/2024	$10,658	$11,190
03/2024	$10,780	$11,293
04/2024	$10,425	$11,008
05/2024	$10,659	$11,194
06/2024	$10,810	$11,300
07/2024	$11,119	$11,564
08/2024	$11,346	$11,731
09/2024	$11,504	$11,888
10/2024	$11,130	$11,593

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	13.32%	-0.87%	1.08%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

AssetsNet	$ 1,894,033,333
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 7,001,289
InvestmentCompanyPortfolioTurnover	328.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	68.6%
Residential Mortgage-Backed Securities - Non-Agency	26.0%
Commercial Mortgage-Backed Securities - Non-Agency	15.1%
Asset-Backed Securities	8.2%
U.S. Treasury Securities	3.0%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(22.9%)

Top Ten Holdings (as a % of Net Assets)

Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/52	3.0%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 11/01/51	2.7%
U.S. Treasury Notes, 4.13%, due 10/31/26	2.5%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 04/01/52	2.4%
Government National Mortgage Association, TBA, 5.00%, due 06/01/54	2.0%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 12/01/51	2.0%
Federal National Mortgage Association, 2.00%, due 01/01/52	1.8%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.6%
Government National Mortgage Association, TBA, 4.50%, due 05/01/54	1.5%

Material Fund Change [Text Block]

Material Fund Changes

The TCW Total Return Bond Fund was renamed the TCW Securitized Bond Fund on August 19, 2024.
Material Fund Change Name [Text Block]	The TCW Total Return Bond Fund was renamed the TCW Securitized Bond Fund on August 19, 2024.
Accountant Change Date	Oct. 31, 2024
C000017411
Shareholder Report [Line Items]
Fund Name	TCW Securitized Bond Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Securitized Bond Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative performance was driven by the Fund’s duration position, which remained longer than the Bloomberg U.S. Aggregate Bond Index throughout the period and benefitted from the decline in rates across the curve. Lower rates and a steeper curve were also conducive to agency MBS (mortgage-backed securities) performance as the sector finished ahead of duration-matched Treasuries by over 200 bps (basis points), driven in large part by a decline in nominal yields and return of demand from both banks and money managers. Non-agency MBS issues in the Fund further benefitted relative performance given the steady cash flows and attractive yields, especially among legacy (pre-2008 vintage) profiles. Elsewhere in securitized markets, exposure to both ABS (asset-backed securities) and CMBS (commercial MBS) was rewarded as both sectors experienced an increase in prices and improvement in valuations alongside ongoing risk-on investor sentiment, particularly CMBS as negative headline risk from early 2023 lightened. From an issue selection standpoint, returns were boosted by the focus on non-agency single asset single borrower CMBS deals, which provided targeted exposure to high-quality collateral offering robust yield premiums. Finally, the securitized emphasis of the Fund and lack of corporate exposure was a modest headwind as valuations across corporate markets continued to improve, highlighted by nearly 440 bps of duration-adjusted outperformance versus Treasuries for the sector.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index
10/2014	$10,000	$10,000
11/2014	$10,063	$10,071
12/2014	$10,070	$10,080
01/2015	$10,197	$10,292
02/2015	$10,135	$10,195
03/2015	$10,187	$10,242
04/2015	$10,173	$10,206
05/2015	$10,168	$10,181
06/2015	$10,097	$10,070
07/2015	$10,151	$10,140
08/2015	$10,149	$10,125
09/2015	$10,204	$10,194
10/2015	$10,183	$10,196
11/2015	$10,162	$10,169
12/2015	$10,142	$10,136
01/2016	$10,285	$10,275
02/2016	$10,332	$10,348
03/2016	$10,349	$10,443
04/2016	$10,367	$10,483
05/2016	$10,375	$10,486
06/2016	$10,539	$10,674
07/2016	$10,598	$10,742
08/2016	$10,590	$10,729
09/2016	$10,601	$10,723
10/2016	$10,524	$10,641
11/2016	$10,276	$10,389
12/2016	$10,264	$10,404
01/2017	$10,283	$10,425
02/2017	$10,333	$10,495
03/2017	$10,342	$10,489
04/2017	$10,421	$10,570
05/2017	$10,503	$10,651
06/2017	$10,482	$10,641
07/2017	$10,513	$10,686
08/2017	$10,626	$10,782
09/2017	$10,566	$10,731
10/2017	$10,567	$10,737
11/2017	$10,550	$10,723
12/2017	$10,579	$10,773
01/2018	$10,445	$10,649
02/2018	$10,373	$10,548
03/2018	$10,458	$10,615
04/2018	$10,381	$10,536
05/2018	$10,463	$10,612
06/2018	$10,472	$10,598
07/2018	$10,439	$10,601
08/2018	$10,522	$10,669
09/2018	$10,425	$10,600
10/2018	$10,360	$10,517
11/2018	$10,433	$10,580
12/2018	$10,634	$10,774
01/2019	$10,718	$10,888
02/2019	$10,695	$10,882
03/2019	$10,898	$11,091
04/2019	$10,875	$11,094
05/2019	$11,101	$11,291
06/2019	$11,198	$11,432
07/2019	$11,206	$11,458
08/2019	$11,509	$11,755
09/2019	$11,434	$11,692
10/2019	$11,443	$11,727
11/2019	$11,424	$11,721
12/2019	$11,381	$11,713
01/2020	$11,616	$11,938
02/2020	$11,881	$12,153
03/2020	$11,831	$12,082
04/2020	$12,037	$12,297
05/2020	$12,087	$12,354
06/2020	$12,181	$12,432
07/2020	$12,314	$12,617
08/2020	$12,255	$12,515
09/2020	$12,298	$12,509
10/2020	$12,228	$12,453
11/2020	$12,291	$12,575
12/2020	$12,295	$12,592
01/2021	$12,245	$12,502
02/2021	$12,068	$12,321
03/2021	$11,903	$12,168
04/2021	$12,025	$12,264
05/2021	$12,043	$12,304
06/2021	$12,107	$12,390
07/2021	$12,253	$12,529
08/2021	$12,237	$12,505
09/2021	$12,151	$12,397
10/2021	$12,157	$12,393
11/2021	$12,199	$12,430
12/2021	$12,148	$12,398
01/2022	$11,945	$12,131
02/2022	$11,788	$11,996
03/2022	$11,363	$11,662
04/2022	$10,924	$11,220
05/2022	$10,896	$11,292
06/2022	$10,683	$11,115
07/2022	$10,964	$11,387
08/2022	$10,647	$11,065
09/2022	$10,046	$10,587
10/2022	$9,763	$10,450
11/2022	$10,133	$10,834
12/2022	$10,110	$10,785
01/2023	$10,535	$11,117
02/2023	$10,242	$10,829
03/2023	$10,457	$11,105
04/2023	$10,551	$11,172
05/2023	$10,416	$11,050
06/2023	$10,318	$11,011
07/2023	$10,305	$11,003
08/2023	$10,185	$10,933
09/2023	$9,827	$10,655
10/2023	$9,592	$10,487
11/2023	$10,098	$10,962
12/2023	$10,600	$11,381
01/2024	$10,562	$11,350
02/2024	$10,395	$11,190
03/2024	$10,524	$11,293
04/2024	$10,162	$11,008
05/2024	$10,382	$11,194
06/2024	$10,525	$11,300
07/2024	$10,830	$11,564
08/2024	$11,057	$11,731
09/2024	$11,206	$11,888
10/2024	$10,840	$11,593

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class N	13.01%	-1.08%	0.81%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

AssetsNet	$ 1,894,033,333
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 7,001,289
InvestmentCompanyPortfolioTurnover	328.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	68.6%
Residential Mortgage-Backed Securities - Non-Agency	26.0%
Commercial Mortgage-Backed Securities - Non-Agency	15.1%
Asset-Backed Securities	8.2%
U.S. Treasury Securities	3.0%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(22.9%)

Top Ten Holdings (as a % of Net Assets)

Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/52	3.0%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 11/01/51	2.7%
U.S. Treasury Notes, 4.13%, due 10/31/26	2.5%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 04/01/52	2.4%
Government National Mortgage Association, TBA, 5.00%, due 06/01/54	2.0%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 12/01/51	2.0%
Federal National Mortgage Association, 2.00%, due 01/01/52	1.8%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.6%
Government National Mortgage Association, TBA, 4.50%, due 05/01/54	1.5%

Material Fund Change [Text Block]

Material Fund Changes

The TCW Total Return Bond Fund was renamed the TCW Securitized Bond Fund on August 19, 2024.
Material Fund Change Name [Text Block]	The TCW Total Return Bond Fund was renamed the TCW Securitized Bond Fund on August 19, 2024.
Accountant Change Date	Oct. 31, 2024
C000218394
Shareholder Report [Line Items]
Fund Name	TCW Securitized Bond Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Securitized Bond Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class P	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative performance was driven by the Fund’s duration position, which remained longer than the Bloomberg U.S. Aggregate Bond Index throughout the period and benefitted from the decline in rates across the curve. Lower rates and a steeper curve were also conducive to agency MBS (mortgage-backed securities) performance as the sector finished ahead of duration-matched Treasuries by over 200 bps (basis points), driven in large part by a decline in nominal yields and return of demand from both banks and money managers. Non-agency MBS issues in the Fund further benefitted relative performance given the steady cash flows and attractive yields, especially among legacy (pre-2008 vintage) profiles. Elsewhere in securitized markets, exposure to both ABS (asset-backed securities) and CMBS (commercial MBS) was rewarded as both sectors experienced an increase in prices and improvement in valuations alongside ongoing risk-on investor sentiment, particularly CMBS as negative headline risk from early 2023 lightened. From an issue selection standpoint, returns were boosted by the focus on non-agency single asset single borrower CMBS deals, which provided targeted exposure to high-quality collateral offering robust yield premiums. Finally, the securitized emphasis of the Fund and lack of corporate exposure was a modest headwind as valuations across corporate markets continued to improve, highlighted by nearly 440 bps of duration-adjusted outperformance versus Treasuries for the sector.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Aggregate Bond Index
02/2020	$10,000	$10,000
03/2020	$9,961	$9,941
04/2020	$10,122	$10,118
05/2020	$10,177	$10,165
06/2020	$10,252	$10,229
07/2020	$10,379	$10,382
08/2020	$10,331	$10,298
09/2020	$10,370	$10,292
10/2020	$10,322	$10,246
11/2020	$10,389	$10,347
12/2020	$10,395	$10,361
01/2021	$10,353	$10,287
02/2021	$10,212	$10,138
03/2021	$10,070	$10,012
04/2021	$10,178	$10,091
05/2021	$10,196	$10,124
06/2021	$10,254	$10,195
07/2021	$10,373	$10,309
08/2021	$10,371	$10,289
09/2021	$10,288	$10,200
10/2021	$10,296	$10,197
11/2021	$10,335	$10,228
12/2021	$10,302	$10,201
01/2022	$10,128	$9,982
02/2022	$9,994	$9,870
03/2022	$9,635	$9,596
04/2022	$9,277	$9,232
05/2022	$9,244	$9,291
06/2022	$9,060	$9,146
07/2022	$9,307	$9,369
08/2022	$9,032	$9,104
09/2022	$8,530	$8,711
10/2022	$8,295	$8,598
11/2022	$8,620	$8,914
12/2022	$8,589	$8,874
01/2023	$8,951	$9,147
02/2023	$8,707	$8,911
03/2023	$8,895	$9,137
04/2023	$8,967	$9,192
05/2023	$8,861	$9,092
06/2023	$8,787	$9,060
07/2023	$8,755	$9,054
08/2023	$8,661	$8,996
09/2023	$8,360	$8,767
10/2023	$8,156	$8,629
11/2023	$8,588	$9,020
12/2023	$9,027	$9,365
01/2024	$8,989	$9,339
02/2024	$8,850	$9,207
03/2024	$8,962	$9,292
04/2024	$8,658	$9,057
05/2024	$8,852	$9,211
06/2024	$8,978	$9,298
07/2024	$9,233	$9,515
08/2024	$9,421	$9,652
09/2024	$9,564	$9,781
10/2024	$9,244	$9,539

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 2/28/20
Class P	13.35%	-1.67%
Bloomberg U.S. Aggregate Bond Index	10.55%	-1.00%

Performance Inception Date	Feb. 28, 2020
AssetsNet	$ 1,894,033,333
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 7,001,289
InvestmentCompanyPortfolioTurnover	328.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	68.6%
Residential Mortgage-Backed Securities - Non-Agency	26.0%
Commercial Mortgage-Backed Securities - Non-Agency	15.1%
Asset-Backed Securities	8.2%
U.S. Treasury Securities	3.0%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(22.9%)

Top Ten Holdings (as a % of Net Assets)

Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/52	3.0%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 11/01/51	2.7%
U.S. Treasury Notes, 4.13%, due 10/31/26	2.5%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 04/01/52	2.4%
Government National Mortgage Association, TBA, 5.00%, due 06/01/54	2.0%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 12/01/51	2.0%
Federal National Mortgage Association, 2.00%, due 01/01/52	1.8%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.6%
Government National Mortgage Association, TBA, 4.50%, due 05/01/54	1.5%

Material Fund Change [Text Block]

Material Fund Changes

The TCW Total Return Bond Fund was renamed the TCW Securitized Bond Fund on August 19, 2024.
Material Fund Change Name [Text Block]	The TCW Total Return Bond Fund was renamed the TCW Securitized Bond Fund on August 19, 2024.
Accountant Change Date	Oct. 31, 2024
C000017399
Shareholder Report [Line Items]
Fund Name	TCW Select Equities Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Select Equities Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$97	0.78%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s outperformance relative to the S&P 500 in 2024 was driven by positive security selection effects, primarily in the Information Technology, Health Care and Consumer Staples sectors. Rather than anchor to a macro call (soft or hard landing in 2024), the Fund maintained its offensive/uncorrelated growth ballast focused on companies with business model advantages in growing end markets that could adapt under either scenario. Discerning the quality growth companies benefiting from broad secular trends to which the Fund is levered (Artificial Intelligence, Ubiquitous Connectivity, Digital Transformation) contributed to performance during the period. While the lack of market breadth (narrowness) was a hallmark of S&P 500 returns during the year, the Fund’s concentrated portfolio of securities outperformed the broader equity market, despite its underweight the “Magnificent 7*.”  Economic conditions were marked by slowing growth and tighter monetary conditions. As inflation moderated towards the Fed’s 2% mandate (and meaningfully lower from the 9.1% Consumer Price Index clip in mid-2022), the Fed delivered a 50 basis point cut in September. This was the Fed’s first rate cut since 2020 (second longest “pause” on record), and the greatest gain in the S&P 500 in between Fed moves. This also marked the highest forward P/E (Price to Earnings) ratio multiple at the start of a Fed cutting cycle in over 60 years and occurred a scant two months prior to the U.S. election.  *Alphabet, Amazon, Apple, NVIDIA, Meta, Microsoft, Tesla.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 1000® Growth Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,172	$10,269	$10,317
12/2014	$10,171	$10,243	$10,209
01/2015	$9,932	$9,936	$10,053
02/2015	$10,623	$10,507	$10,723
03/2015	$10,496	$10,340	$10,601
04/2015	$10,542	$10,440	$10,654
05/2015	$10,612	$10,574	$10,804
06/2015	$10,670	$10,369	$10,614
07/2015	$11,543	$10,586	$10,974
08/2015	$10,755	$9,948	$10,307
09/2015	$10,415	$9,702	$10,052
10/2015	$11,454	$10,520	$10,918
11/2015	$11,477	$10,551	$10,949
12/2015	$11,411	$10,385	$10,788
01/2016	$10,286	$9,869	$10,186
02/2016	$9,979	$9,856	$10,181
03/2016	$10,506	$10,525	$10,868
04/2016	$10,498	$10,566	$10,769
05/2016	$10,784	$10,755	$10,978
06/2016	$10,627	$10,783	$10,935
07/2016	$11,311	$11,181	$11,451
08/2016	$11,216	$11,196	$11,394
09/2016	$11,158	$11,199	$11,436
10/2016	$10,817	$10,994	$11,167
11/2016	$10,560	$11,401	$11,410
12/2016	$10,490	$11,627	$11,551
01/2017	$11,061	$11,847	$11,941
02/2017	$11,517	$12,318	$12,437
03/2017	$11,814	$12,332	$12,580
04/2017	$12,203	$12,459	$12,868
05/2017	$12,442	$12,634	$13,203
06/2017	$12,473	$12,713	$13,168
07/2017	$12,951	$12,974	$13,518
08/2017	$13,150	$13,014	$13,766
09/2017	$13,212	$13,283	$13,945
10/2017	$13,465	$13,593	$14,485
11/2017	$13,850	$14,009	$14,925
12/2017	$13,931	$14,165	$15,041
01/2018	$15,015	$14,976	$16,107
02/2018	$14,685	$14,424	$15,684
03/2018	$14,518	$14,058	$15,254
04/2018	$14,887	$14,112	$15,308
05/2018	$15,462	$14,451	$15,978
06/2018	$15,613	$14,540	$16,132
07/2018	$16,032	$15,081	$16,606
08/2018	$16,904	$15,573	$17,514
09/2018	$16,921	$15,662	$17,612
10/2018	$15,160	$14,591	$16,037
11/2018	$15,524	$14,888	$16,207
12/2018	$14,240	$13,544	$14,814
01/2019	$15,786	$14,629	$16,145
02/2019	$16,374	$15,099	$16,723
03/2019	$16,968	$15,393	$17,199
04/2019	$17,888	$16,016	$17,976
05/2019	$17,007	$14,998	$16,840
06/2019	$17,999	$16,055	$17,997
07/2019	$18,142	$16,286	$18,403
08/2019	$17,809	$16,028	$18,262
09/2019	$17,620	$16,328	$18,265
10/2019	$18,038	$16,681	$18,779
11/2019	$18,899	$17,287	$19,613
12/2019	$19,369	$17,809	$20,204
01/2020	$20,088	$17,802	$20,656
02/2020	$19,163	$16,336	$19,249
03/2020	$17,114	$14,319	$17,356
04/2020	$19,753	$16,154	$19,924
05/2020	$21,496	$16,923	$21,261
06/2020	$22,400	$17,260	$22,187
07/2020	$23,815	$18,233	$23,894
08/2020	$25,785	$19,544	$26,360
09/2020	$24,790	$18,801	$25,120
10/2020	$24,277	$18,301	$24,267
11/2020	$26,746	$20,305	$26,751
12/2020	$26,987	$21,085	$27,982
01/2021	$26,293	$20,872	$27,775
02/2021	$26,926	$21,448	$27,768
03/2021	$27,063	$22,387	$28,245
04/2021	$29,449	$23,582	$30,167
05/2021	$29,106	$23,747	$29,750
06/2021	$31,384	$24,301	$31,616
07/2021	$32,512	$24,878	$32,658
08/2021	$33,930	$25,635	$33,879
09/2021	$31,956	$24,443	$31,982
10/2021	$34,067	$26,155	$34,752
11/2021	$33,945	$25,974	$34,964
12/2021	$33,962	$27,138	$35,704
01/2022	$30,343	$25,734	$32,639
02/2022	$28,581	$24,963	$31,253
03/2022	$29,226	$25,890	$32,476
04/2022	$24,980	$23,632	$28,554
05/2022	$24,197	$23,676	$27,890
06/2022	$22,547	$21,721	$25,681
07/2022	$24,851	$23,724	$28,763
08/2022	$23,596	$22,757	$27,423
09/2022	$21,026	$20,661	$24,757
10/2022	$22,169	$22,334	$26,204
11/2022	$23,183	$23,582	$27,398
12/2022	$21,609	$22,223	$25,301
01/2023	$23,858	$23,619	$27,409
02/2023	$23,174	$23,043	$27,084
03/2023	$24,614	$23,889	$28,935
04/2023	$24,956	$24,262	$29,221
05/2023	$26,252	$24,367	$30,553
06/2023	$27,786	$25,977	$32,642
07/2023	$28,781	$26,812	$33,742
08/2023	$28,439	$26,385	$33,439
09/2023	$26,780	$25,127	$31,620
10/2023	$26,293	$24,599	$31,170
11/2023	$29,858	$26,845	$34,568
12/2023	$31,187	$28,065	$36,098
01/2024	$32,804	$28,536	$36,999
02/2024	$34,793	$30,060	$39,523
03/2024	$35,410	$31,027	$40,219
04/2024	$33,537	$29,760	$38,513
05/2024	$35,259	$31,236	$40,819
06/2024	$38,062	$32,356	$43,571
07/2024	$36,771	$32,750	$42,830
08/2024	$37,876	$33,545	$43,722
09/2024	$38,597	$34,261	$44,961
10/2024	$38,888	$33,950	$44,812

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	47.90%	16.61%	14.55%
S&P 500 Index	38.02%	15.26%	13.00%
Russell 1000® Growth Index	43.77%	18.99%	16.18%

AssetsNet	$ 683,236,759
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 4,083,460
InvestmentCompanyPortfolioTurnover	13.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Information Technology	44.5%
Communication Services	14.0%
Health Care	11.5%
Consumer Discretionary	10.0%
Financials	10.0%
Industrials	3.5%
Consumer Staples	3.3%
Short-Term Investments	2.3%
OtherFootnote Reference*	1.4%
Liabilities in Excess of Other Assets	(0.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	15.4%
ServiceNow, Inc.	7.1%
Alphabet, Inc., Class C	7.0%
Microsoft Corp.	6.7%
Amazon.com, Inc.	6.4%
Meta Platforms, Inc., Class A	4.7%
Visa, Inc., Class A	3.8%
Mastercard, Inc., Class A	3.5%
Costco Wholesale Corp.	3.3%
Intuitive Surgical, Inc.	2.9%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2024
C000017400
Shareholder Report [Line Items]
Fund Name	TCW Select Equities Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Select Equities Fund for the period ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$115	0.93%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s outperformance relative to the S&P 500 in 2024 was driven by positive security selection effects, primarily in the Information Technology, Health Care and Consumer Staples sectors. Rather than anchor to a macro call (soft or hard landing in 2024), the Fund maintained its offensive/uncorrelated growth ballast focused on companies with business model advantages in growing end markets that could adapt under either scenario. Discerning the quality growth companies benefiting from broad secular trends to which the Fund is levered (Artificial Intelligence, Ubiquitous Connectivity, Digital Transformation) contributed to performance during the period. While the lack of market breadth (narrowness) was a hallmark of S&P 500 returns during the year, the Fund’s concentrated portfolio of securities outperformed the broader equity market, despite its underweight the “Magnificent 7*.”  Economic conditions were marked by slowing growth and tighter monetary conditions. As inflation moderated towards the Fed’s 2% mandate (and meaningfully lower from the 9.1% Consumer Price Index clip in mid-2022), the Fed delivered a 50 basis point cut in September. This was the Fed’s first rate cut since 2020 (second longest “pause” on record), and the greatest gain in the S&P 500 in between Fed moves. This also marked the highest forward P/E (Price to Earnings) ratio multiple at the start of a Fed cutting cycle in over 60 years and occurred a scant two months prior to the U.S. election.  *Alphabet, Amazon, Apple, NVIDIA, Meta, Microsoft, Tesla.

Performance Past Does Not Indicate Future [Text]	Past Performance: Performance data represent past performance which does not guarantee future result.
Line Graph [Table Text Block]
	Class N	S&P 500 Index	Russell 1000® Growth Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,170	$10,269	$10,317
12/2014	$10,170	$10,243	$10,209
01/2015	$9,924	$9,936	$10,053
02/2015	$10,612	$10,507	$10,723
03/2015	$10,485	$10,340	$10,601
04/2015	$10,530	$10,440	$10,654
05/2015	$10,591	$10,574	$10,804
06/2015	$10,648	$10,369	$10,614
07/2015	$11,516	$10,586	$10,974
08/2015	$10,730	$9,948	$10,307
09/2015	$10,386	$9,702	$10,052
10/2015	$11,422	$10,520	$10,918
11/2015	$11,442	$10,551	$10,949
12/2015	$11,377	$10,385	$10,788
01/2016	$10,250	$9,869	$10,186
02/2016	$9,945	$9,856	$10,181
03/2016	$10,466	$10,525	$10,868
04/2016	$10,458	$10,566	$10,769
05/2016	$10,740	$10,755	$10,978
06/2016	$10,581	$10,783	$10,935
07/2016	$11,257	$11,181	$11,451
08/2016	$11,160	$11,196	$11,394
09/2016	$11,103	$11,199	$11,436
10/2016	$10,758	$10,994	$11,167
11/2016	$10,502	$11,401	$11,410
12/2016	$10,432	$11,627	$11,551
01/2017	$10,995	$11,847	$11,941
02/2017	$11,449	$12,318	$12,437
03/2017	$11,743	$12,332	$12,580
04/2017	$12,126	$12,459	$12,868
05/2017	$12,363	$12,634	$13,203
06/2017	$12,391	$12,713	$13,168
07/2017	$12,860	$12,974	$13,518
08/2017	$13,058	$13,014	$13,766
09/2017	$13,115	$13,283	$13,945
10/2017	$13,361	$13,593	$14,485
11/2017	$13,745	$14,009	$14,925
12/2017	$13,823	$14,165	$15,041
01/2018	$14,891	$14,976	$16,107
02/2018	$14,568	$14,424	$15,684
03/2018	$14,391	$14,058	$15,254
04/2018	$14,763	$14,112	$15,308
05/2018	$15,324	$14,451	$15,978
06/2018	$15,471	$14,540	$16,132
07/2018	$15,885	$15,081	$16,606
08/2018	$16,746	$15,573	$17,514
09/2018	$16,764	$15,662	$17,612
10/2018	$15,013	$14,591	$16,037
11/2018	$15,373	$14,888	$16,207
12/2018	$14,092	$13,544	$14,814
01/2019	$15,622	$14,629	$16,145
02/2019	$16,202	$15,099	$16,723
03/2019	$16,789	$15,393	$17,199
04/2019	$17,695	$16,016	$17,976
05/2019	$16,818	$14,998	$16,840
06/2019	$17,797	$16,055	$17,997
07/2019	$17,934	$16,286	$18,403
08/2019	$17,601	$16,028	$18,262
09/2019	$17,413	$16,328	$18,265
10/2019	$17,826	$16,681	$18,779
11/2019	$18,674	$17,287	$19,613
12/2019	$19,131	$17,809	$20,204
01/2020	$19,842	$17,802	$20,656
02/2020	$18,923	$16,336	$19,249
03/2020	$16,901	$14,319	$17,356
04/2020	$19,490	$16,154	$19,924
05/2020	$21,216	$16,923	$21,261
06/2020	$22,103	$17,260	$22,187
07/2020	$23,502	$18,233	$23,894
08/2020	$25,436	$19,544	$26,360
09/2020	$24,453	$18,801	$25,120
10/2020	$23,933	$18,301	$24,267
11/2020	$26,363	$20,305	$26,751
12/2020	$26,594	$21,085	$27,982
01/2021	$25,911	$20,872	$27,775
02/2021	$26,525	$21,448	$27,768
03/2021	$26,663	$22,387	$28,245
04/2021	$29,007	$23,582	$30,167
05/2021	$28,661	$23,747	$29,750
06/2021	$30,901	$24,301	$31,616
07/2021	$32,008	$24,878	$32,658
08/2021	$33,392	$25,635	$33,879
09/2021	$31,446	$24,443	$31,982
10/2021	$33,521	$26,155	$34,752
11/2021	$33,392	$25,974	$34,964
12/2021	$33,411	$27,138	$35,704
01/2022	$29,839	$25,734	$32,639
02/2022	$28,108	$24,963	$31,253
03/2022	$28,735	$25,890	$32,476
04/2022	$24,556	$23,632	$28,554
05/2022	$23,790	$23,676	$27,890
06/2022	$22,158	$21,721	$25,681
07/2022	$24,427	$23,724	$28,763
08/2022	$23,193	$22,757	$27,423
09/2022	$20,666	$20,661	$24,757
10/2022	$21,780	$22,334	$26,204
11/2022	$22,775	$23,582	$27,398
12/2022	$21,241	$22,223	$25,301
01/2023	$23,445	$23,619	$27,409
02/2023	$22,772	$23,043	$27,084
03/2023	$24,179	$23,889	$28,935
04/2023	$24,515	$24,262	$29,221
05/2023	$25,785	$24,367	$30,553
06/2023	$27,279	$25,977	$32,642
07/2023	$28,250	$26,812	$33,742
08/2023	$27,914	$26,385	$33,439
09/2023	$26,283	$25,127	$31,620
10/2023	$25,810	$24,599	$31,170
11/2023	$29,296	$26,845	$34,568
12/2023	$30,592	$28,065	$36,098
01/2024	$32,187	$28,536	$36,999
02/2024	$34,127	$30,060	$39,523
03/2024	$34,731	$31,027	$40,219
04/2024	$32,891	$29,760	$38,513
05/2024	$34,573	$31,236	$40,819
06/2024	$37,317	$32,356	$43,571
07/2024	$36,053	$32,750	$42,830
08/2024	$37,130	$33,545	$43,722
09/2024	$37,820	$34,261	$44,961
10/2024	$38,107	$33,950	$44,812

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class N	47.65%	16.41%	14.31%
S&P 500 Index	38.02%	15.26%	13.00%
Russell 1000® Growth Index	43.77%	18.99%	16.18%

AssetsNet	$ 683,236,759
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 4,083,460
InvestmentCompanyPortfolioTurnover	13.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Information Technology	44.5%
Communication Services	14.0%
Health Care	11.5%
Consumer Discretionary	10.0%
Financials	10.0%
Industrials	3.5%
Consumer Staples	3.3%
Short-Term Investments	2.3%
OtherFootnote Reference*	1.4%
Liabilities in Excess of Other Assets	(0.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	15.4%
ServiceNow, Inc.	7.1%
Alphabet, Inc., Class C	7.0%
Microsoft Corp.	6.7%
Amazon.com, Inc.	6.4%
Meta Platforms, Inc., Class A	4.7%
Visa, Inc., Class A	3.8%
Mastercard, Inc., Class A	3.5%
Costco Wholesale Corp.	3.3%
Intuitive Surgical, Inc.	2.9%

Material Fund Change [Text Block]
Accountant Change Date	Oct. 31, 2024